UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY	10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1633 Broadway New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Item 1.	Schedules of Investments

Schedule of Investments

AGIC Emerging Markets Opportunities

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—97.8%

Brazil—12.9%
Banco do Brasil S.A.	149,809	$1,833
BR Malls Participacoes S.A.	175,400	2,436
Cia de Saneamento Basico do Estado de Sao Paulo ADR	17,300	1,405
Cia de Saneamento de Minas Gerais	18,200	414
Cielo S.A.	114,240	2,851
Cosan S.A. Industria e Comercio	84,400	1,542
JBS S.A. (c)	135,600	449
Multiplus S.A.	32,600	651
Natura Cosmeticos S.A.	101,100	2,755
Petroleo Brasileiro S.A. ADR	33,800	775
Petroleo Brasileiro S.A. ADR, Class A	34,600	764
Totvs S.A.	27,600	573
Ultrapar Participacoes S.A.	82,900	1,865
Vale S.A. ADR	118,500	2,121

		20,434

China—16.2%
Bank of China Ltd., Class H	8,663,000	3,290
China Communications Construction Co., Ltd., Class H	1,106,000	891
China Construction Bank Corp., Class H	3,343,000	2,306
China Minsheng Banking Corp., Ltd., Class H	2,175,000	1,707
China Mobile Ltd.	88,500	984
China Oilfield Services Ltd., Class H	440,000	798
China Petroleum & Chemical Corp., Class H	3,446,000	3,196
China Railway Construction Corp., Ltd.	1,535,500	1,379
China Railway Group Ltd., Class H	1,089,000	475
Great Wall Motor Co., Ltd.	495,500	1,303
Guangzhou R&F Properties Co., Ltd.	633,600	728
Huaneng Power International, Inc., Class H	1,502,000	1,139
Industrial & Commercial Bank of China, Class H	3,303,300	1,938
Lenovo Group Ltd.	1,196,000	991
Longfor Properties Co., Ltd.	386,500	595
PetroChina Co., Ltd., Class H	540,000	700
Shimao Property Holdings Ltd.	959,500	1,637
Sinopharm Group Co., Ltd.	148,000	472
TCL Multimedia Technology Holdings Ltd.	832,000	448
Yuexiu Property Co., Ltd.	2,576,000	647

		25,624

Colombia—1.6%
Ecopetrol S.A. ADR	42,100	2,481

	Shares	Value* (000s)

Hong Kong—3.8%
Cheung Kong Holdings Ltd.	92,000	$1,343
Great Eagle Holdings Ltd.	149,000	451
Henderson Land Development Co., Ltd.	164,000	1,170
Hysan Development Co., Ltd.	93,000	422
Jardine Matheson Holdings Ltd.	8,400	477
Link REIT	364,500	1,724
Orient Overseas International Ltd.	67,000	368

		5,955

India—4.6%
Apollo Tyres Ltd.	599,539	1,053
Hindustan Unilever Ltd.	45,577	471
Housing Development & Infrastructure Ltd. (c)	332,967	609
Infosys Ltd. ADR	23,400	1,136
State Bank of India	33,374	1,417
Tata Consultancy Services Ltd.	35,058	859
Tata Motors Ltd.	347,393	1,766

		7,311

Indonesia—2.0%
Alam Sutera Realty Tbk PT	6,975,500	359
Bank Rakyat Indonesia Persero Tbk PT	2,428,500	1,883
Indofood Sukses Makmur Tbk PT	1,546,000	910

		3,152

Italy—0.5%
Prada SpA	105,700	786

Korea (Republic of)—18.8%
Celltrion, Inc.	7,505	188
Daesang Corp.	43,920	923
Hana Financial Group, Inc.	61,450	1,874
Hyundai Motor Co.	20,298	4,578
Iljin Display Co., Ltd.	29,400	482
Kia Motors Corp.	73,897	4,592
Korea Gas Corp.	10,918	700
KT&G Corp.	13,214	1,007
LG Display Co., Ltd. (c)	68,640	1,737
Paradise Co., Ltd.	58,881	952
Samsung Electronics Co., Ltd.	9,025	10,876
Woori Finance Holdings Co., Ltd.	193,050	1,900

		29,809

Malaysia—1.5%
Public Bank Bhd.	226,300	1,063
Telekom Malaysia Bhd.	336,600	681
UMW Holdings Bhd.	193,800	633

		2,377

Mexico—4.6%
Alfa SAB De C.V., Class A	740,000	1,378
Fomento Economico Mexicano S.A.B De C.V. ADR	20,400	1,876

Schedule of Investments

AGIC Emerging Markets Opportunities

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Grupo Financiero Banorte S.A.B. De C.V.	443,500	$2,507
Grupo Mexico S.A.B De C.V., Ser. B	434,300	1,435

		7,196

Philippines—0.3%
Metropolitan Bank & Trust	214,310	475

Poland—1.5%
KGHM Polska Miedz S.A.	30,071	1,434
Polski Koncern Naftowy Orlen (c)	64,252	913

		2,347

Russian Federation—6.8%
Gazprom OAO ADR	126,891	1,279
IDGC Holding JSC (b)(c)	11,658,344	882
Lukoil OAO ADR	94,265	5,801
MMC Norilsk Nickel ADR	96,817	1,544
NovaTek OAO GDR	6,632	785
Sberbank of Russia (b)	164,380	480

		10,771

South Africa—5.1%
Aspen Pharmacare Holdings Ltd. (c)	99,036	1,704
AVI Ltd.	72,711	522
Bidvest Group Ltd.	84,040	2,079
Imperial Holdings Ltd.	68,496	1,541
Life Healthcare Group Holdings Ltd.	275,802	1,054
MTN Group Ltd.	33,471	646
Netcare Ltd.	241,653	519

		8,065

Taiwan—9.7%
Asustek Computer, Inc.	68,000	736
Chipbond Technology Corp.	583,000	921
Chong Hong Construction Co.	242,000	598
Delta Electronics, Inc.	424,000	1,636
Far EasTone Telecommunications Co., Ltd.	430,000	1,061
Hon Hai Precision Industry Co., Ltd.	1,940,000	6,074
Phison Electronics Corp.	80,000	642
Shin Zu Shing Co., Ltd.	211,000	762
Siliconware Precision Industries Co.	677,000	750
Uni-President Enterprises Corp.	823,900	1,456
United Microelectronics Corp.	1,799,000	744

		15,380

Thailand—2.6%
Airports of Thailand PCL NVDR	233,300	602
Bangkok Dusit Medical Services PCL NVDR	243,800	851
CP ALL PCL NVDR	1,682,700	1,935
Thanachart Capital PCL NVDR	552,800	676

		4,064

Turkey—4.7%
Asya Katilim Bankasi AS (c)	499,706	551
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (c)	261,458	597

	Shares	Value* (000s)

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	780,185	$509
Koza Anadolu Metal Madencilik Isletmeleri AS (c)	777,289	1,883
Turk Hava Yollari (c)	1,152,533	2,414
Turkcell Iletisim Hizmetleri AS (c)	249,986	1,525

		7,479

United Kingdom—0.6%
British American Tobacco PLC	19,038	972

Total Common Stock (cost—$134,373)		154,678

PREFERRED STOCK—1.7%

Brazil—1.0%
Suzano Papel e Celulose S.A.	301,800	793
Vale S.A.	44,700	778

		1,571

Russian Federation—0.7%
Surgutneftegas OAO (b)	1,674,200	1,122

Total Preferred Stock (cost—$2,545)		2,693

	Units

WARRANTS—0.0%

Malaysia—0.0%
Kulim Malaysia Bhd., expires 2/27/16 (c) (cost—$0)	42,750	15

Total Investments (cost—$136,918) (a)—99.5%		157,386

Other assets less liabilities—0.5%		776

Net Assets—100.0%		$158,162

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $112,410, representing 71.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an net value of $2,484, representing 1.6% of net assets.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depositary Receipt

REIT—Real Estate Investment Trust

AGIC Emerging Markets Opportunities Fund

The industry classication of portfolio holdings and other assets less liabilites shown as a percentage of net assets as of September 30, 2012 were as follows:

Commercial Banks	15.1%
Oil, Gas & Consumable Fuels	13.4%
Semiconductors & Semiconductor Equipment	9.1%
Automobiles	8.1%
Real Estate Management & Development	7.0%
Metals & Mining	6.1%
Electronic Equipment, Instruments & Components	6.0%
IT Services	3.1%
Food Products	2.7%
Wireless Telecommunication Services	2.7%
Industrial Conglomerates	2.5%
Health Care Providers & Services	1.8%
Personal Products	1.7%
Construction & Engineering	1.7%
Airlines	1.5%
Tobacco	1.3%
Food & Staples Retailing	1.2%
Pharmaceuticals	1.2%
Beverages	1.2%
Water Utilities	1.1%
Computers & Peripherals	1.1%
Real Estate Investment Trust	1.1%
Distributors	1.0%
Commercial Services & Supplies	0.8%
Independent Power Producers & Energy Traders	0.7%
Auto Components	0.7%
Hotels, Restaurants & Leisure	0.6%
Electric Utilities	0.6%
Energy Equipment & Services	0.5%
Paper & Forest Products	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Machinery	0.5%
Gas Utilities	0.4%
Diversified Telecommunication Services	0.4%
Transportation Infrastructure	0.4%
Software	0.4%
Household Products	0.3%
Household Durables	0.3%
Marine	0.2%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—33.8%

Aerospace & Defense—1.6%
Engility Holdings, Inc. (g)	19,883	$367
L-3 Communications Holdings, Inc. (f)	119,300	8,555
Textron, Inc. (f)	329,200	8,615

		17,537

Auto Components—0.5%
Johnson Controls, Inc.	213,700	5,855

Automobiles—0.6%
Ford Motor Co.	661,300	6,521

Beverages—2.5%
Coca-Cola Co.	243,000	9,217
Molson Coors Brewing Co., Class B	189,800	8,550
PepsiCo, Inc.	130,700	9,250

		27,017

Biotechnology—0.9%
Gilead Sciences, Inc. (f)(g)	139,900	9,280

Chemicals—0.9%
Monsanto Co. (f)	103,300	9,402

Communications Equipment—1.8%
Harris Corp. (f)	204,600	10,479
QUALCOMM, Inc. (f)	146,500	9,155

		19,634

Computers & Peripherals—1.9%
Apple, Inc. (f)	16,200	10,810
EMC Corp. (f)(g)	354,600	9,670

		20,480

Construction & Engineering—0.7%
Fluor Corp. (f)	131,900	7,423

Diversified Telecommunication Services—0.8%
Verizon Communications, Inc.	202,400	9,223

Electronic Equipment, Instruments & Components—0.9%
Amphenol Corp., Class A (f)	162,800	9,586

Energy Equipment & Services—1.9%
Diamond Offshore Drilling, Inc.	75,700	4,982
National-Oilwell Varco, Inc. (f)	93,000	7,450
Oil States International, Inc. (g)	24,591	1,954
Schlumberger Ltd.	92,000	6,654

		21,040

	Shares	Value* (000s)

Food Products—0.2%
Archer-Daniels-Midland Co.	85,928	$2,336

Health Care Equipment & Supplies—0.8%
Baxter International, Inc. (f)	153,600	9,256

Health Care Providers & Services—0.8%
McKesson Corp.	96,700	8,319

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	93,700	8,597

Household Products—0.8%
Procter & Gamble Co.	132,100	9,163

Industrial Conglomerates—0.9%
General Electric Co.	423,800	9,625

Insurance—0.9%
Assured Guaranty Ltd.	24,522	334
Prudential Financial, Inc. (f)	180,300	9,828

		10,162

Internet & Catalog Retail—0.8%
Amazon.com, Inc. (f)(g)	36,100	9,181

Internet Software & Services—1.0%
Google, Inc., Class A (f)(g)	14,225	10,733

IT Services—1.8%
International Business Machines Corp.	45,500	9,439
Visa, Inc., Class A (f)	69,900	9,386

		18,825

Machinery—2.0%
AGCO Corp. (f)(g)	139,700	6,633
Deere & Co.	94,300	7,779
Joy Global, Inc. (f)	122,000	6,839

		21,251

Metals & Mining—0.6%
Freeport-McMoRan Copper & Gold, Inc.	163,500	6,471

Multiline Retail—0.9%
Target Corp. (f)	151,800	9,635

Oil, Gas & Consumable Fuels—1.5%
Occidental Petroleum Corp.	67,500	5,809
Peabody Energy Corp.	141,400	3,152
Valero Energy Corp. (f)	246,500	7,809

		16,770

Pharmaceuticals—0.8%
Bristol-Myers Squibb Co.	250,400	8,451

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Semiconductors & Semiconductor Equipment—1.5%
Intel Corp.	342,700	$7,772
Texas Instruments, Inc.	300,100	8,268

		16,040

Software—1.7%
Microsoft Corp. (f)	322,400	9,601
Oracle Corp. (f)	295,500	9,305

		18,906

Specialty Retail—1.0%
Home Depot, Inc.	177,600	10,722

Total Common Stock (cost—$407,332)		367,441

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.4%

Aerospace & Defense—0.9%
AAR Corp. (a)(b),
7.25%, 1/15/22	$3,380	3,532
TransDigm, Inc.,
7.75%, 12/15/18	2,600	2,886
Triumph Group, Inc.,
8.00%, 11/15/17	2,875	3,148

		9,566

Apparel & Textiles—0.3%
Quiksilver, Inc.,
6.875%, 4/15/15	3,645	3,645

Automotive—1.9%
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	3,120	3,260
Chrysler Group LLC,
8.25%, 6/15/21	2,870	3,071
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,235	3,284
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18	3,330	3,621
Jaguar Land Rover PLC (a)(b),
7.75%, 5/15/18	3,235	3,506
Navistar International Corp.,
8.25%, 11/1/21	3,183	3,036
Titan International, Inc.,
7.875%, 10/1/17	1,115	1,187

		20,965

Building & Construction—1.1%
Beazer Homes USA, Inc.,
6.625%, 4/15/18 (a)(b)	1,450	1,553

	Principal Amount (000s)	Value* (000s)

9.125%, 5/15/19	$2,155	$2,177
K Hovnanian Enterprises, Inc.,
10.625%, 10/15/16	1,880	2,048
KB Home,
8.00%, 3/15/20	2,195	2,436
Standard Pacific Corp.,
8.375%, 5/15/18	3,040	3,523

		11,737

Building Products—0.3%
Gibraltar Industries, Inc.,
8.00%, 12/1/15	3,110	3,194

Chemicals—0.2%
Omnova Solutions, Inc.,
7.875%, 11/1/18	2,520	2,558

Commercial Services—3.5%
Avis Budget Car Rental LLC,
7.75%, 5/15/16	2,479	2,557
Cardtronics, Inc.,
8.25%, 9/1/18	3,600	4,032
Cenveo Corp.,
11.50%, 5/15/17	3,705	3,172
Deluxe Corp.,
7.00%, 3/15/19	2,465	2,634
Emergency Medical Services Corp.,
8.125%, 6/1/19	3,295	3,509
ExamWorks Group, Inc.,
9.00%, 7/15/19	3,575	3,736
H&E Equipment Services, Inc. (a)(b),
7.00%, 9/1/22	710	740
Hertz Corp.,
6.75%, 4/15/19	1,480	1,569
6.75%, 4/15/19 (a)(b)	940	996
Interactive Data Corp.,
10.25%, 8/1/18	960	1,080
Monitronics International, Inc.,
9.125%, 4/1/20	3,155	3,297
National Money Mart Co.,
10.375%, 12/15/16	3,000	3,368
UR Merger Sub Corp.,
8.25%, 2/1/21	3,000	3,308
8.375%, 9/15/20	3,725	4,004

		38,002

Communications—0.2%
Affinion Group, Inc.,
11.50%, 10/15/15	2,525	2,108

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Construction & Engineering—0.4%
Dycom Investments, Inc.,
7.125%, 1/15/21	$2,405	$2,597
MasTec, Inc.,
7.625%, 2/1/17	1,190	1,238

		3,835

Consumer Products—0.8%
Jarden Corp.,
7.50%, 5/1/17	1,050	1,207
Revlon Consumer Products Corp.,
9.75%, 11/15/15	2,905	3,087
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	3,915	4,184

		8,478

Diversified Manufacturing—0.7%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	3,215	2,685
9.75%, 8/1/18 (a)(b)	1,490	1,430
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,795	3,947

		8,062

Electronics—1.3%
Kemet Corp.,
10.50%, 5/1/18	2,790	2,846
NXP BV (a)(b),
9.75%, 8/1/18	2,830	3,269
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	3,155	3,155
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	4,435	4,767

		14,037

Financial Services—2.9%
Capital One Capital V,
10.25%, 8/15/39	4,750	4,916
Community Choice Financial, Inc. (a)(b),
10.75%, 5/1/19	4,035	3,954
International Lease Finance Corp.,
8.25%, 12/15/20	3,355	4,001
Nationstar Mortgage LLC (a)(b),
7.875%, 10/1/20	2,605	2,664
9.625%, 5/1/19	2,760	3,029
PBF Holding Co., LLC (a)(b),
8.25%, 2/15/20	2,945	3,107
SLM Corp.,
8.45%, 6/15/18	3,520	4,141
Springleaf Finance Corp.,
6.90%, 12/15/17	2,010	1,719

	Principal Amount (000s)	Value* (000s)

Vanguard Natural Resources LLC,
7.875%, 4/1/20	$3,530	$3,561

		31,092

Healthcare & Hospitals—0.6%
CHS/Community Health Systems, Inc.,
7.125%, 7/15/20	750	801
8.00%, 11/15/19	2,300	2,536
Kinetic Concepts, Inc. (a)(b),
10.50%, 11/1/18	1,710	1,817
Rotech Healthcare, Inc.,
10.50%, 3/15/18	1,500	870

		6,024

Hotels/Gaming—0.8%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	1,695	1,831
12.75%, 4/15/18	3,110	2,317
MGM Resorts International,
11.375%, 3/1/18	3,500	4,147

		8,295

Internet Software & Services—0.6%
Earthlink, Inc.,
8.875%, 5/15/19	3,500	3,509
Equinix, Inc.,
8.125%, 3/1/18	2,545	2,837

		6,346

Leisure—0.3%
NCL Corp., Ltd.,
9.50%, 11/15/18	3,440	3,827

Machinery—0.2%
Terex Corp.,
8.00%, 11/15/17	2,045	2,127

Materials & Processing—0.4%
AK Steel Corp.,
8.375%, 4/1/22	1,405	1,208
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	3,580	2,918

		4,126

Multi-Media—1.5%
Cablevision Systems Corp.,
8.625%, 9/15/17	3,520	4,110
Cambium Learning Group, Inc.,
9.75%, 2/15/17	3,500	2,608
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	2,950	3,171
Media General, Inc.,
11.75%, 2/15/17	2,895	3,376

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Mediacom Broadband LLC,
8.50%, 10/15/15	$3,300	$3,360

		16,625

Oil & Gas—3.0%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	3,025	3,320
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	3,790	4,084
Concho Resources, Inc.,
7.00%, 1/15/21	3,170	3,566
Endeavour International Corp. (a)(b),
12.00%, 3/1/18	2,715	3,007
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	3,040	3,427
EP Energy LLC (a)(b),
9.375%, 5/1/20	3,185	3,476
EV Energy Partners L.P.,
8.00%, 4/15/19	2,210	2,304
Laredo Petroleum, Inc.,
7.375%, 5/1/22	2,265	2,457
Northern Oil and Gas, Inc.,
8.00%, 6/1/20	2,660	2,753
Pioneer Drilling Co.,
9.875%, 3/15/18	1,250	1,366
United Refining Co.,
10.50%, 2/28/18	3,150	3,473

		33,233

Oil, Gas & Consumable Fuels—0.1%
Patriot Coal Corp. (d),
8.25%, 4/30/18	3,050	1,563

Paper/Paper Products—0.1%
Verso Paper Holdings LLC,
8.75%, 2/1/19	1,980	970

Pharmaceuticals—0.2%
Endo Health Solutions, Inc.,
7.00%, 12/15/20	1,750	1,894

Retail—2.2%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,560	3,658
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	1,930	2,012
DineEquity, Inc.,
9.50%, 10/30/18	3,500	3,964
Fifth & Pacific Cos., Inc. (a)(b),
10.50%, 4/15/19	3,500	3,968

	Principal Amount (000s)	Value* (000s)

Neiman Marcus Group, Inc.,
10.375%, 10/15/15	$3,210	$3,282
Rite Aid Corp.,
9.50%, 6/15/17	1,575	1,628
Sonic Automotive, Inc. (a)(b),
7.00%, 7/15/22	3,115	3,349
Toys R Us, Inc. (a)(b),
10.375%, 8/15/17	2,575	2,646

		24,507

Technology—1.7%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	2,860	3,025
First Data Corp.,
9.875%, 9/24/15	2,600	2,665
12.625%, 1/15/21	1,635	1,702
Freescale Semiconductor, Inc. (a)(b),
10.125%, 3/15/18	2,205	2,437
J2 Global, Inc. (a)(b),
8.00%, 8/1/20	3,145	3,192
Nuance Communications, Inc. (a)(b),
5.375%, 8/15/20	2,755	2,858
Unisys Corp.,
6.25%, 8/15/17	2,505	2,630

		18,509

Telecommunications—3.3%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	4,060	4,141
Consolidated Communications Finance Co. (a)(b),
10.875%, 6/1/20	2,705	2,867
Cricket Communications, Inc.,
7.75%, 10/15/20	4,405	4,317
Crown Castle International Corp.,
9.00%, 1/15/15	2,750	2,963
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,090	3,438
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	3,030	3,288
ITC Deltacom, Inc.,
10.50%, 4/1/16	3,065	3,295
MetroPCS Wireless, Inc.,
6.625%, 11/15/20	1,455	1,530
Nextel Communications, Inc.,
7.375%, 8/1/15	1,844	1,856
NII Capital Corp.,
8.875%, 12/15/19	2,830	2,391
Sprint Nextel Corp.,
11.50%, 11/15/21	1,360	1,708
West Corp.,
11.00%, 10/15/16	3,490	3,647

		35,441

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Transportation—1.3%
Aircastle Ltd.,
9.75%, 8/1/18	$2,300	$2,633
Bristow Group, Inc. (c),
6.25%, 10/15/22	2,600	2,672
Quality Distribution LLC,
9.875%, 11/1/18	3,060	3,351
Swift Services Holdings, Inc.,
10.00%, 11/15/18	3,600	3,915
Western Express, Inc. (a)(b),
12.50%, 4/15/15	3,000	2,025

		14,596

Utilities—0.5%
Edison Mission Energy,
7.00%, 5/15/17	3,250	1,698
Texas Competitive Electric Holdings Co. LLC,
11.50%, 10/1/20 (a)(b)	3,500	2,757
15.00%, 4/1/21	2,750	1,031

		5,486

Wholesale—0.1%
WESCO Distribution, Inc.,
7.50%, 10/15/17	1,295	1,324

Total Corporate Bonds & Notes (cost—$344,091)		342,172

CONVERTIBLE BONDS—27.5%

Aerospace & Defense—0.7%
AAR Corp.,
1.75%, 2/1/26	3,985	3,995
Triumph Group, Inc. (h),
3.213%, 10/1/26	1,515	3,488

		7,483

Airlines—0.2%
Continental Airlines, Inc.,
4.50%, 1/15/15	1,400	1,825

Apparel & Textiles—0.1%
Iconix Brand Group, Inc. (a)(b),
2.50%, 6/1/16	1,540	1,538

Automobiles—0.8%
Ford Motor Co.,
4.25%, 11/15/16	190	263
Navistar International Corp.,
3.00%, 10/15/14	3,380	3,014
Wabash National Corp.,
3.375%, 5/1/18	4,945	4,970

		8,247

	Principal Amount (000s)	Value* (000s)

Automotive—0.1%
TRW Automotive, Inc.,
3.50%, 12/1/15	$400	$661

Biotechnology—0.9%
Cubist Pharmaceuticals, Inc.,
2.50%, 11/1/17	2,235	3,909
Medicines Co. (a)(b),
1.375%, 6/1/17	1,150	1,298
Vertex Pharmaceuticals, Inc.,
3.35%, 10/1/15	3,550	4,577

		9,784

Building/Construction—1.2%
D.R. Horton, Inc.,
2.00%, 5/15/14	2,780	4,566
Lennar Corp. (a)(b),
3.25%, 11/15/21	2,910	4,813
Ryland Group, Inc.,
1.625%, 5/15/18	2,875	3,450

		12,829

Commercial Services—1.3%
Alliance Data Systems Corp.,
1.75%, 8/1/13	2,670	4,846
Avis Budget Group, Inc.,
3.50%, 10/1/14	1,225	1,501
Cenveo Corp. (a)(b),
7.00%, 5/15/17	4,540	3,995
DFC Global Corp.,
3.00%, 4/1/28	3,215	3,579

		13,921

Communications—2.5%
DealerTrack Holdings, Inc. (a)(b),
1.50%, 3/15/17	3,155	3,305
Equinix, Inc.,
4.75%, 6/15/16	1,630	4,147
Interpublic Group of Cos., Inc.,
4.75%, 3/15/23	4,445	4,887
Level 3 Communications, Inc.,
15.00%, 1/15/13	2,345	2,594
Priceline.com, Inc. (a)(b),
1.25%, 3/15/15	1,775	3,712
Symantec Corp., Ser. B,
1.00%, 6/15/13	3,455	3,759
VeriSign, Inc.,
3.25%, 8/15/37	3,010	4,604

		27,008

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Construction & Engineering—0.3%
MasTec, Inc.,
4.00%, 6/15/14	$2,055	$2,866

Consumer Products—0.3%
JAKKS Pacific, Inc.,
4.50%, 11/1/14	1,250	1,431
Jarden Corp. (a)(b),
1.875%, 9/15/18	1,800	1,859

		3,290

Consumer Services—0.3%
Hertz Global Holdings, Inc.,
5.25%, 6/1/14	1,625	2,892

Electrical Equipment—0.4%
EnerSys, Inc. (h),
3.375%, 6/1/38	3,710	4,271

Financial Services—0.9%
Air Lease Corp. (a)(b),
3.875%, 12/1/18	2,235	2,332
BGC Partners, Inc.,
4.50%, 7/15/16	3,850	3,585
Goldman Sachs Group, Inc.,
8.00%, 3/14/13	104	3,742

		9,659

Healthcare—2.0%
Alere, Inc.,
3.00%, 5/15/16	2,975	2,824
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	1,625	1,788
Hologic, Inc. (h),
2.00%, 12/15/37	3,625	4,083
Integra LifeSciences Holdings Corp.,
1.625%, 12/15/16	870	891
LifePoint Hospitals, Inc.,
3.50%, 5/15/14	4,265	4,657
Molina Healthcare, Inc.,
3.75%, 10/1/14	2,100	2,352
NuVasive, Inc.,
2.75%, 7/1/17	3,650	3,502
Wright Medical Group, Inc. (a)(b),
2.00%, 8/15/17	2,050	2,269

		22,366

Hotels/Gaming—0.3%
MGM Resorts International,
4.25%, 4/15/15	3,485	3,631

	Principal Amount (000s)	Value* (000s)

Insurance—1.0%
American Equity Investment Life Holding Co. (a)(b),
3.50%, 9/15/15	$2,945	$3,383
Amtrust Financial Services, Inc. (a)(b),
5.50%, 12/15/21	3,490	4,035
Fidelity National Financial, Inc.,
4.25%, 8/15/18	2,175	2,663
MGIC Investment Corp.,
5.00%, 5/1/17	1,655	1,134

		11,215

Machinery—0.6%
Chart Industries, Inc.,
2.00%, 8/1/18	3,165	4,150
Terex Corp.,
4.00%, 6/1/15	1,665	2,644

		6,794

Materials & Processing—0.7%
Alcoa, Inc.,
5.25%, 3/15/14	975	1,453
Allegheny Technologies, Inc.,
4.25%, 6/1/14	2,495	2,880
Steel Dynamics, Inc.,
5.125%, 6/15/14	3,235	3,399

		7,732

Metals & Mining—0.3%
RTI International Metals, Inc.,
3.00%, 12/1/15	3,415	3,584

Multi-Media—1.1%
Liberty Interactive LLC,
3.125%, 3/30/23	3,530	4,986
3.50%, 1/15/31	7,380	3,524
XM Satellite Radio, Inc. (a)(b),
7.00%, 12/1/14	2,545	4,004

		12,514

Oil & Gas—1.6%
Chesapeake Energy Corp.,
2.50%, 5/15/37	3,175	2,868
Hornbeck Offshore Services, Inc. (h),
1.625%, 11/15/26	3,725	3,874
Newpark Resources, Inc.,
4.00%, 10/1/17	2,985	3,119
Pioneer Natural Resources Co.,
2.875%, 1/15/38	2,210	3,847
Stone Energy Corp. (a)(b),
1.75%, 3/1/17	3,425	3,277

		16,985

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Oil, Gas & Consumable Fuels—0.3%
Alpha Natural Resources, Inc.,
2.375%, 4/15/15	$3,320	$2,922

Pharmaceuticals—2.1%
Akorn, Inc.,
3.50%, 6/1/16	2,385	3,978
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	1,965	4,103
Endo Health Solutions, Inc.,
1.75%, 4/15/15	2,270	2,777
Medivation, Inc.,
2.625%, 4/1/17	3,195	4,315
Salix Pharmaceuticals Ltd.,
2.75%, 5/15/15	3,345	3,933
Viropharma, Inc.,
2.00%, 3/15/17	2,235	3,938

		23,044

Real Estate Investment Trust—1.0%
Boston Properties L.P.,
3.75%, 5/15/36	3,990	4,588
DDR Corp.,
1.75%, 11/15/40	2,600	2,902
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	2,970	3,969

		11,459

Retail—0.7%
Group 1 Automotive, Inc. (h),
2.25%, 6/15/36	3,920	4,586
Saks, Inc.,
2.00%, 3/15/24	3,150	3,282

		7,868

Technology—3.3%
Cadence Design Systems, Inc.,
2.625%, 6/1/15	2,060	3,667
Concur Technologies, Inc. (a)(b),
2.50%, 4/15/15	2,820	4,292
Electronic Arts, Inc.,
0.75%, 7/15/16	3,730	3,422
Micron Technology, Inc., Ser. A,
1.50%, 8/1/31	4,370	3,952
NetApp, Inc.,
1.75%, 6/1/13	2,755	3,151
Nuance Communications, Inc.,
2.75%, 8/15/27	2,615	3,759
ON Semiconductor Corp.,
2.625%, 12/15/26	3,560	3,642
Salesforce.com, Inc.,
0.75%, 1/15/15	1,755	3,271

	Principal Amount (000s)	Value* (000s)

SanDisk Corp.,
1.50%, 8/15/17	$440	$500
Teradyne, Inc.,
4.50%, 3/15/14	835	2,198
Xilinx, Inc.,
2.625%, 6/15/17	2,820	3,705

		35,559

Telecommunications—1.7%
Anixter International, Inc.,
1.00%, 2/15/13	2,615	2,862
Ciena Corp.,
0.875%, 6/15/17	2,815	2,437
3.75%, 10/15/18 (a)(b)	2,930	3,091
Ixia,
3.00%, 12/15/15	2,025	2,374
JDS Uniphase Corp.,
1.00%, 5/15/26	2,795	2,790
SBA Communications Corp.,
1.875%, 5/1/13	3,400	5,185

		18,739

Transportation—0.3%
Greenbrier Cos., Inc.,
3.50%, 4/1/18	4,025	3,655

Wholesale—0.5%
Titan Machinery, Inc. (a)(b),
3.75%, 5/1/19	1,655	1,459
WESCO International, Inc.,
6.00%, 9/15/29	1,840	3,953

		5,412

Total Convertible Bonds (cost—$318,773)		299,753

	Shares

CONVERTIBLE PREFERRED STOCK—4.3%

Aerospace & Defense—0.1%
United Technologies Corp.,
7.50%, 8/1/15	31,000	1,739

Auto Components—0.2%
Goodyear Tire & Rubber Co.,
5.875%, 4/1/14	44,385	1,961

Automobiles—0.3%
General Motors Co., Ser. B,
4.75%, 12/1/13	85,230	3,177

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Diversified Financial Services—0.6%
AMG Capital Trust I,
5.10%, 4/15/36	68,920	$3,603
Citigroup, Inc.,
7.50%, 12/15/12	29,175	2,830

		6,433

Electric Utilities—0.4%
PPL Corp.,
8.75%, 5/1/14	80,000	4,376

Financial Services—0.7%
Bank of America Corp., Ser. L (e),
7.25%, 1/30/13	4,265	4,649
Fifth Third Bancorp, Ser. G (e),
8.50%, 6/30/13	19,720	2,804

		7,453

Insurance—0.4%
MetLife, Inc.,
5.00%, 9/11/13	71,050	4,905

IT Services—0.1%
Unisys Corp., Ser. A,
6.25%, 3/1/14	11,270	700

Machinery—0.4%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	31,860	4,002

Oil & Gas—0.3%
Chesapeake Energy Corp. (e),
5.00%, 11/15/12	5,100	405
Sanchez Energy Corp., Ser. A (a)(b)(e),
4.875%, 10/5/17	48,760	2,633

		3,038

Oil, Gas & Consumable Fuels—0.3%
Apache Corp., Ser. D,
6.00%, 8/1/13	60,065	2,922

Real Estate Investment Trust—0.3%
Felcor Lodging Trust, Inc., Class A (e),
1.95%, 10/31/12	120,000	3,190

Road/Rail—0.2%
2010 Swift Mandatory Common
Exchange Security Trust (b),
6.00%, 12/31/13	321,765	2,870

Total Convertible Preferred Stock (cost—$51,574)		46,766

	Principal Amount (000s)	Value* (000s)

Repurchase Agreements—1.8%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $19,440; collateralized by Freddie Mac, 5.05%, due 1/26/15, valued at $19,830 including accrued interest (cost—$19,440)	$19,440	$19,440

Total Investments, before options written (cost—$1,141,210)—98.8%		1,075,572

	Contracts

OPTIONS WRITTEN (g)—(0.0)%

Call Options—(0.0)%
AGCO Corp. (CBOE),
strike price $50, expires 10/20/12	260	(9)
Amazon.com, Inc. (CBOE),
strike price $265, expires 10/20/12	250	(52)
Amphenol Corp. (CBOE),
strike price $65, expires 10/20/12	1,140	(26)
Apple, Inc. (CBOE),
strike price $725, expires 10/20/12	113	(26)
Baxter International, Inc. (CBOE),
strike price $60, expires 10/20/12	335	(43)
EMC Corp. (CBOE),
strike price $29, expires 10/20/12	2,480	(35)
Fluor Corp. (CBOE),
strike price $60, expires 10/20/12	285	(7)
Gilead Sciences, Inc. (CBOE),
strike price $70, expires 10/20/12	800	(36)
Google, Inc. (CBOE),
strike price $800, expires 10/20/12	100	(68)
Joy Global, Inc. (CBOE),
strike price $70, expires 10/20/12	330	(4)
Microsoft Corp. (CBOE),
strike price $32, expires 10/20/12	380	(3)
Monsanto Co. (CBOE),
strike price $95, expires 10/20/12	725	(57)
National Oilwell Varco, Inc. (CBOE),
strike price $87.50, expires 10/20/12	650	(8)
Oracle Corp. (CBOE),
strike price $33, expires 10/20/12	765	(9)
QUALCOMM, Inc. (CBOE),
strike price $65, expires 10/20/12	105	(5)
Target Corp. (CBOE),
strike price $67.50, expires 10/20/12	1,060	(5)

Schedule of Investments

AGIC Income & Growth

September 30, 2012 (unaudited) (continued)

	Contracts	Value* (000s)

Textron, Inc. (CBOE),
strike price $29, expires 10/20/12	2,305	$(28)
Valero Energy Corp. (CBOE),
strike price $37, expires 10/20/12	1,725	(4)
Visa, Inc. (CBOE),
strike price $140, expires 10/20/12	490	(20)

Total Options Written (premiums received—$875)		(445)

Total Investments, net of options written (cost—$1,140,335)—98.8%		1,075,127

Other assets less other liabilities—1.2%		13,850

Net Assets—100.0%		$1,088,977

Notes to Schedule of Investments

(amounts in thousands):

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of 122,610, representing 11.3% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Delayed-delivery. To be delivered after September 30, 2012.
(d)	In default.
(e)	Perpetual maturity. The date shown is the next call date.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Non-income producing.
(h)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

CBOE—Chicago Board Options Exchange

Other Investments:

AGIC Income & Growth

Transactions in options written for the three months ended September 30, 2012 (amounts in thousands for premiums):

	Contracts	Notional	Premiums
Options outstanding, June 30, 2012	14,345	$143,650	$958
Options written	54,348	—	3,520
Options terminated in closing transactions	(26,867)	—	(2,168)
Options assigned	(1,170)	—	(28)
Options expired	(26,358)	(143,650)	(1,407)

Options outstanding, September 30, 2012	14,298	—	$875

Schedule of Investments

AGIC International Managed Volatility

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.3%

Australia—1.9%
Westfield Retail Trust, REIT	400,254	$1,195

China—14.4%
Bank of China Ltd., Class H	1,827,000	694
Bank of Communications Co., Ltd., Class H	1,636,000	1,103
China Citic Bank Corp., Ltd., Class H	617,000	290
China Merchants Bank Co., Ltd.	222,000	371
China Minsheng Banking Corp., Ltd., Class H	1,245,000	977
China Oilfield Services Ltd., Class H	112,000	203
China Petroleum & Chemical Corp., Class H	918,000	852
Datang International Power Generation Co., Ltd., Class H	722,000	242
Great Wall Motor Co., Ltd.	319,500	840
Huaneng Power International, Inc., Class H	1,692,000	1,283
PetroChina Co., Ltd., Class H	1,336,000	1,731
Shimao Property Holdings Ltd.	152,500	260
ZTE Corp., Class H	244,200	388

		9,234

Finland—0.4%
Elisa Oyj	10,782	244

Germany—1.0%
Freenet AG	19,276	315
Kabel Deutschland Holding AG (b)	4,510	322

		637

Hong Kong—14.7%
CLP Holdings Ltd.	162,500	1,382
Hang Seng Bank Ltd.	35,000	535
Hong Kong & China Gas Co., Ltd.	145,300	365
Hongkong Land Holdings Ltd.	181,000	1,085
Jardine Matheson Holdings Ltd.	14,800	840
Link REIT	392,000	1,854
MTR Corp., Ltd.	115,000	435
Power Assets Holdings Ltd.	186,500	1,582
SJM Holdings Ltd.	184,000	397
Sun Hung Kai Properties Ltd.	33,000	480
Swire Pacific Ltd., Class A	39,000	476

		9,431

Israel—2.6%
Israel Chemicals Ltd.	69,561	845
Teva Pharmaceutical Industries Ltd.	20,482	845

		1,690

Japan—36.1%
Ajinomoto Co., Inc.	11,000	172

	Shares	Value* (000s)

Astellas Pharma, Inc.	27,900	$1,414
Avex Group Holdings, Inc.	7,900	162
Central Japan Railway Co.	9,100	799
Chugai Pharmaceutical Co., Ltd.	39,200	822
East Japan Railway Co.	14,100	933
Eisai Co., Ltd.	43,700	1,969
Electric Power Development Co., Ltd.	13,000	342
FamilyMart Co., Ltd.	13,300	653
Hokkaido Electric Power Co., Inc.	27,700	225
Japan Real Estate Investment Corp., REIT	76	765
Kaken Pharmaceutical Co., Ltd.	14,000	209
Kao Corp.	23,100	679
KDDI Corp.	9,600	745
Lawson, Inc.	12,800	983
Namco Bandai Holdings, Inc.	27,200	461
NET One Systems Co., Ltd.	12,600	159
Nippon Telegraph & Telephone Corp.	47,400	2,255
Nitto Denko Corp.	3,600	171
NTT DoCoMo, Inc.	822	1,328
Osaka Gas Co., Ltd.	224,000	986
Park24 Co., Ltd.	20,700	338
Secom Co., Ltd.	18,200	949
Sekisui Chemical Co., Ltd.	43,000	346
Takeda Pharmaceutical Co., Ltd.	10,700	492
Tokyo Gas Co., Ltd.	385,000	2,117
Toyo Suisan Kaisha Ltd.	26,000	651
West Japan Railway Co.	30,800	1,315
Yamato Holdings Co., Ltd.	49,200	778

		23,218

New Zealand—0.6%
Telecom Corp. of New Zealand Ltd.	214,295	422

Norway—0.2%
Fred Olsen Energy ASA	3,603	160

Singapore—1.5%
Singapore Press Holdings Ltd.	165,000	546
StarHub Ltd.	82,000	248
Suntec Real Estate Investment Trust, REIT	135,000	163

		957

Sweden—2.7%
Swedish Match AB	42,927	1,738

Switzerland—8.2%
Actelion Ltd. (b)	3,238	162
Nestle S.A.	36,741	2,318
Novartis AG	14,837	908
Roche Holdings AG	6,628	1,240

Schedule of Investments

AGIC International Managed Volatility

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Swisscom AG	1,680	$677

		5,305

United Kingdom—15.0%
AstraZeneca PLC	16,174	772
Drax Group PLC	33,817	277
GlaxoSmithKline PLC	55,908	1,290
Imperial Tobacco Group PLC	25,674	951
National Grid PLC	205,092	2,262
Royal Dutch Shell PLC, Class A	12,902	447
Royal Dutch Shell PLC, Class B	15,364	547
Severn Trent PLC	16,486	447
United Utilities Group PLC	47,785	553
Vodafone Group PLC	241,169	685
William Hill PLC	60,735	311
WM Morrison Supermarkets PLC	232,918	1,074

		9,616

Total Common Stock (cost—$59,800)		63,847

Total Investments (cost—$59,800) (a)—99.3%		63,847

Other assets less liabilities—0.7%		441

Net Assets—100.0%		$64,288

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $63,570, representing 98.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

AGIC International Managed Volatility Fund

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets as of September 30, 2012 were as follows:

Pharmaceuticals	15.5%
Real Estate Investment Trust	6.2%
Commercial Banks	6.2%
Diversified Telecommunication Services	5.6%
Oil, Gas & Consumable Fuels	5.6%
Road & Rail	5.4%
Gas Utilities	5.4%
Wireless Telecommunication Services	5.2%
Electric Utilities	5.0%
Food Products	4.9%
Food & Staples Retailing	4.2%
Tobacco	4.2%
Real Estate Management & Development	3.6%
Multi-Utilities	3.5%
Independent Power Producers & Energy Traders	3.3%
Commercial Services & Supplies	2.0%
Media	1.6%
Chemicals	1.6%
Water Utilities	1.5%
Industrial Conglomerates	1.3%
Automobiles	1.3%
Air Freight & Logistics	1.2%
Hotels, Restaurants & Leisure	1.1%
Personal Products	1.1%
Leisure Equipment & Products	0.7%
Communications Equipment	0.6%
Energy Equipment & Services	0.6%
Household Durables	0.5%
Biotechnology	0.2%
IT Services	0.2%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AGIC Opportunity

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.2%

Airlines—0.8%
Copa Holdings S.A., Class A	16,312	$1,326

Auto Components—1.1%
Tenneco, Inc. (a)	65,335	1,829

Automobiles—1.8%
Tesla Motors, Inc. (a)	100,610	2,946

Biotechnology—6.0%
Amarin Corp. PLC ADR (a)	238,100	3,000
Ariad Pharmaceuticals, Inc. (a)	60,075	1,456
Cubist Pharmaceuticals, Inc. (a)	28,446	1,356
Emergent Biosolutions, Inc. (a)	159,034	2,260
Myriad Genetics, Inc. (a)	64,320	1,736

		9,808

Capital Markets—2.9%
Financial Engines, Inc. (a)	75,465	1,798
WisdomTree Investments, Inc. (a)	430,100	2,882

		4,680

Chemicals—1.3%
American Vanguard Corp.	58,600	2,039

Commercial Services & Supplies—3.1%
Encore Capital Group, Inc. (a)	105,678	2,986
Innerworkings, Inc. (a)	38,969	507
Mobile Mini, Inc. (a)	97,046	1,622

		5,115

Communications Equipment—2.6%
Acme Packet, Inc. (a)	201,840	3,451
Sycamore Networks, Inc. (a)	52,971	816

		4,267

Diversified Consumer Services—2.7%
American Public Education, Inc. (a)	121,435	4,424

Diversified Telecommunication Services—1.5%
Cogent Communications Group, Inc.	102,923	2,366

Electrical Equipment—2.4%
Polypore International, Inc. (a)	108,390	3,832

Electronic Equipment, Instruments & Components—2.5%
IPG Photonics Corp. (a)	70,524	4,041

Energy Equipment & Services—1.2%
Tesco Corp. (a)	187,456	2,002

Food Products—0.9%
Smart Balance, Inc. (a)	117,110	1,415

	Shares	Value* (000s)

Health Care Equipment & Supplies—5.0%
Abiomed, Inc. (a)	83,350	$1,749
Align Technology, Inc. (a)	52,687	1,948
Insulet Corp. (a)	66,305	1,431
OraSure Technologies, Inc. (a)	207,055	2,302
Spectranetics Corp. (a)	51,783	764

		8,194

Health Care Providers & Services—1.1%
HMS Holdings Corp. (a)	51,510	1,722

Health Care Technology—0.6%
Medidata Solutions, Inc. (a)	21,685	900

Hotels, Restaurants & Leisure—3.5%
BJ’s Restaurants, Inc. (a)	16,310	740
Life Time Fitness, Inc. (a)	60,106	2,749
Pinnacle Entertainment, Inc. (a)	78,790	965
Shuffle Master, Inc. (a)	82,590	1,306

		5,760

Household Durables—1.7%
SodaStream International Ltd. (a)	69,615	2,727

Internet & Catalog Retail—0.9%
Shutterfly, Inc. (a)	46,390	1,444

Internet Software & Services—5.5%
Constant Contact, Inc. (a)	244,225	4,249
ExactTarget, Inc. (a)	74,570	1,806
Internap Network Services Corp. (a)	166,937	1,177
VistaPrint NV (a)	47,807	1,633

		8,865

IT Services—3.4%
Lender Processing Services, Inc.	149,430	4,167
ServiceSource International, Inc. (a)	139,445	1,431

		5,598

Life Sciences Tools & Services—0.8%
Parexel International Corp. (a)	41,945	1,290

Machinery—6.1%
Dynamic Materials Corp.	108,810	1,634
Greenbrier Cos., Inc. (a)	119,550	1,930
Manitowoc Co., Inc.	147,810	1,972
Wabash National Corp. (a)	603,679	4,304

		9,840

Media—1.1%
Pandora Media, Inc. (a)	156,215	1,711

Metals & Mining—4.9%
Globe Specialty Metals, Inc.	208,220	3,169
Haynes International, Inc.	39,436	2,057

Schedule of Investments

AGIC Opportunity

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Horsehead Holding Corp. (a)	269,495	$2,517
Metals USA Holdings Corp. (a)	17,670	236

		7,979

Oil, Gas & Consumable Fuels—12.5%
Carrizo Oil & Gas, Inc. (a)	148,060	3,703
Comstock Resources, Inc. (a)	280,932	5,163
Goodrich Petroleum Corp. (a)	370,080	4,678
PDC Energy, Inc. (a)	52,550	1,662
Quicksilver Resources, Inc. (a)	689,721	2,821
Scorpio Tankers, Inc. (a)	387,793	2,327

		20,354

Personal Products—1.2%
Medifast, Inc. (a)	76,035	1,988

Professional Services—2.7%
Acacia Research Corp. (a)	132,971	3,645
FTI Consulting, Inc. (a)	27,840	743

		4,388

Road & Rail—0.8%
Celadon Group, Inc.	76,304	1,226

Semiconductors & Semiconductor Equipment—4.7%
Cavium, Inc. (a)	134,560	4,485
Inphi Corp. (a)	288,765	3,078

		7,563

Software—4.7%
BroadSoft, Inc. (a)	96,262	3,949
Commvault Systems, Inc. (a)	13,150	772
Mitek Systems, Inc. (a)	166,606	538
QLIK Technologies, Inc. (a)	50,165	1,124
Sourcefire, Inc. (a)	25,015	1,226

		7,609

Specialty Retail—0.7%
Francesca’s Holdings Corp. (a)	37,970	1,167

Textiles, Apparel & Luxury Goods—2.6%
CROCS, Inc. (a)	90,390	1,465
Steven Madden Ltd. (a)	27,945	1,222
Tumi Holdings, Inc. (a)	67,065	1,579

		4,266

Thrifts & Mortgage Finance—2.1%
Nationstar Mortgage Holdings, Inc. (a)	101,850	3,379

Trading Companies & Distributors—1.8%
United Rentals, Inc. (a)	89,820	2,938

Total Common Stock (cost—$146,216)		160,998

	Principal Amount (000s)	Value* (000s)

Repurchase Agreements—1.5%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $2,481; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $2,534 including accrued interest (cost—$2,481)	$2,481	$2,481

Total Investments (cost—$148,697)—100.7%		163,479

Liabilities in excess of other assets—(0.7)%		(1,174)

Net Assets—100.0%		$162,305

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC U.S. Managed Volatility

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—97.6%

Beverages—3.7%
PepsiCo, Inc.	11,600	$821

Commercial Services & Supplies—0.9%
Waste Connections, Inc.	6,600	200

Diversified Telecommunication Services—8.1%
AT&T, Inc.	24,600	927
Verizon Communications, Inc.	19,200	875

		1,802

Electric Utilities—10.8%
Duke Energy Corp.	11,199	726
Exelon Corp.	5,000	178
PPL Corp.	26,400	767
Southern Co.	16,300	751

		2,422

Food & Staples Retailing—4.0%
Wal-Mart Stores, Inc.	12,200	900

Food Products—13.1%
Campbell Soup Co.	16,700	582
Dean Foods Co. (a)	9,500	155
General Mills, Inc.	19,300	769
Hershey Co.	12,200	865
Kellogg Co.	6,800	351
Ralcorp Holdings, Inc. (a)	2,700	197

		2,919

Health Care Providers & Services—0.9%
Catamaran Corp. (a)	2,000	196

Hotels, Restaurants & Leisure—0.7%
McDonald’s Corp.	1,800	165

Household Durables—1.1%
Lennar Corp., Class A	7,300	254

Household Products—7.1%
Clorox Co.	5,100	367
Kimberly-Clark Corp.	10,300	884
Procter & Gamble Co.	5,000	347

		1,598

Insurance—4.8%
Alleghany Corp. (a)	200	69
Arch Capital Group Ltd. (a)	2,700	112
PartnerRe Ltd.	2,300	171
Validus Holdings Ltd.	4,600	156
White Mountains Insurance Group Ltd.	1,100	565

		1,073

	Shares	Value* (000s)

IT Services—1.1%
Alliance Data Systems Corp. (a)	900	$128
Visa, Inc., Class A	900	121

		249

Metals & Mining—0.6%
Newmont Mining Corp.	2,300	129

Multiline Retail—5.6%
Dollar General Corp. (a)	11,100	572
Dollar Tree, Inc. (a)	9,800	473
Family Dollar Stores, Inc.	1,100	73
Macy’s, Inc.	3,700	139

		1,257

Multi-Utilities—7.3%
Consolidated Edison, Inc.	10,600	635
Dominion Resources, Inc.	6,400	339
PG&E Corp.	15,400	657

		1,631

Pharmaceuticals—2.6%
Abbott Laboratories	7,000	480
Johnson & Johnson	1,600	110

		590

Professional Services—0.5%
Verisk Analytics, Inc., Class A (a)	2,400	114

Real Estate Investment Trust—9.3%
American Capital Agency Corp.	25,000	865
Annaly Capital Management, Inc.	44,000	741
Extra Space Storage, Inc.	3,700	123
Hatteras Financial Corp.	12,600	355

		2,084

Specialty Retail—10.3%
Advance Auto Parts, Inc.	1,500	103
American Eagle Outfitters, Inc.	3,800	80
Autozone, Inc. (a)	2,200	813
Gap, Inc.	7,400	265
Home Depot, Inc.	2,300	139
Lowe’s Cos., Inc.	4,300	130
O’Reilly Automotive, Inc. (a)	5,900	493
Ross Stores, Inc.	1,800	116
TJX Cos., Inc.	3,500	157

		2,296

Thrifts & Mortgage Finance—3.4%
Capitol Federal Financial, Inc.	63,800	763

Tobacco—1.2%
Altria Group, Inc.	8,100	271

Wireless Telecommunication Services—0.5%
Sprint Nextel Corp., Ser. 1 (a)	20,300	112

Schedule of Investments

AGIC U.S. Managed Volatility

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Total Common Stock (cost—$20,616)		$21,846

Repurchase Agreements—16.2%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $3,622; collateralized by U.S. Treasury Notes, 11.25%, due 2/15/15, valued at $3,700 including accrued interest (cost—$3,622)	$3,622	3,622

Total Investments (cost—$24,238)—113.8%		25,468

Liabilities in excess of other assets—(13.8)%		(3,097)

Net Assets—100.0%		$22,371

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

NFJ All-Cap Value

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.6%

Aerospace & Defense—2.5%
Northrop Grumman Corp.	9,100	$605

Capital Markets—1.3%
Ameriprise Financial, Inc.	5,500	312

Chemicals—1.1%
EI Du Pont de Nemours & Co.	5,400	271

Commercial Banks—9.3%
Fifth Third Bancorp	22,300	346
Old National Bancorp	45,600	620
PNC Financial Services Group, Inc.	10,000	631
Wells Fargo & Co.	18,500	639
		2,236
Commercial Services & Supplies—1.3%
Republic Services, Inc.	11,200	308

Diversified Financial Services—2.5%
JPMorgan Chase & Co.	14,600	591

Diversified Telecommunication Services—2.7%
AT&T, Inc.	17,000	641

Electric Utilities—1.3%
Westar Energy, Inc.	10,300	305

Energy Equipment & Services—2.3%
Tidewater, Inc.	11,600	563

Food & Staples Retailing—2.7%
Kroger Co.	11,400	268
Wal-Mart Stores, Inc.	5,000	369
		637
Food Products—2.6%
Ingredion, Inc.	11,100	612

Gas Utilities—2.6%
UGI Corp.	20,000	635

Health Care Equipment & Supplies—4.1%
Medtronic, Inc.	15,100	651
Zimmer Holdings, Inc.	4,900	331
		982
Health Care Providers & Services—2.2%
CIGNA Corp.	11,100	524

Household Products—2.8%
Kimberly-Clark Corp.	7,700	661

	Shares	Value* (000s)

Industrial Conglomerates—2.8%
General Electric Co.	29,100	$661

Insurance—7.0%
Allstate Corp.	16,100	638
Reinsurance Group of America, Inc.	10,000	579
Unum Group	23,600	453
		1,670
Media—1.3%
CBS Corp., Class B	8,800	320

Metals & Mining—5.0%
Reliance Steel & Aluminum Co.	10,400	544
Yamana Gold, Inc.	34,500	659
		1,203
Multiline Retail—2.4%
Kohl’s Corp.	11,100	569

Multi-Utilities—1.2%
Avista Corp.	11,500	296

Office Electronics—2.1%
Xerox Corp.	68,000	499

Oil, Gas & Consumable Fuels—12.1%
Apache Corp.	6,200	536
Chesapeake Energy Corp.	13,700	258
Chevron Corp.	5,400	629
ConocoPhillips	7,500	429
Energy Coal Resources, Inc. (a)(b)(c)	26,000	—
Phillips 66	3,750	174
Royal Dutch Shell PLC ADR, Class A	4,200	292
Total S.A. ADR	11,500	576
		2,894
Paper & Forest Products—2.6%
International Paper Co.	17,100	621

Pharmaceuticals—6.6%
AstraZeneca PLC ADR	6,500	311
Merck & Co., Inc.	13,600	613
Pfizer, Inc.	26,600	661
		1,585
Real Estate Investment Trust—3.5%
Annaly Capital Management, Inc.	17,400	293
Hospitality Properties Trust	23,000	547
		840
Road & Rail—1.1%
Norfolk Southern Corp.	4,000	255

Schedule of Investments

NFJ All-Cap Value

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Semiconductors & Semiconductor Equipment—3.4%
Intel Corp.	22,000	$499
KLA-Tencor Corp.	6,400	305
		804
Software—3.9%
CA, Inc.	12,700	327
Microsoft Corp.	20,200	602
		929
Specialty Retail—1.8%
Staples, Inc.	37,200	429

Textiles, Apparel & Luxury Goods—1.5%
V.F. Corp.	2,200	351

Total Common Stock (cost—$21,664)		23,809

PREFERRED STOCK—0.0%

Oil, Gas & Consumable Fuels—0.0%
Energy Coal Resources, Inc., Class A (a)(b)(c) (cost—$97)	4,560	—

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $170; collateralized by U.S. Treasury Notes, 11.25%, due 2/15/15, valued at $178 including accrued interest (cost—$170)	$170	170

Total Investments (cost—$21,931)—100.3%		23,979

Liabilities in excess of other assets—(0.3)%		(76)

Net Assets—100.0%		$23,903

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Fair-Valued—Securities with an aggregate value of $0.
(c)	Non-income producing.

Glossary :

ADR—American Depositary Receipt

Schedule of Investments

NFJ Dividend Value

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—97.0%

Aerospace & Defense—4.0%
Lockheed Martin Corp.	1,809,000	$168,925
Northrop Grumman Corp.	2,428,200	161,305

		330,230

Beverages—2.0%
Molson Coors Brewing Co., Class B	1,830,600	82,469
PepsiCo, Inc.	1,101,500	77,953

		160,422

Capital Markets—2.3%
Ameriprise Financial, Inc.	3,276,266	185,732

Chemicals—1.9%
EI Du Pont de Nemours & Co.	3,152,000	158,451

Commercial Banks—5.0%
Fifth Third Bancorp	5,778,900	89,631
PNC Financial Services Group, Inc.	2,614,300	164,962
Wells Fargo & Co.	4,487,900	154,967

		409,560

Commercial Services & Supplies—0.2%
RR Donnelley & Sons Co.	1,769,207	18,754

Communications Equipment—4.0%
Cisco Systems, Inc.	8,269,000	157,855
Harris Corp.	3,352,500	171,715

		329,570

Diversified Financial Services—3.4%
JPMorgan Chase & Co.	6,899,900	279,308

Diversified Telecommunication Services—1.8%
AT&T, Inc.	4,035,100	152,123

Electric Utilities—2.0%
American Electric Power Co., Inc.	3,774,200	165,838

Energy Equipment & Services—1.9%
Ensco PLC, Class A	2,796,800	152,593

Food & Staples Retailing—1.4%
Wal-Mart Stores, Inc.	1,560,600	115,172

Health Care Equipment & Supplies—1.9%
Medtronic, Inc.	3,598,000	155,146

Household Durables—1.7%
Whirlpool Corp.	1,732,200	143,617

Household Products—1.7%
Kimberly-Clark Corp.	1,648,600	141,417

	Shares	Value* (000s)

Industrial Conglomerates—1.9%
General Electric Co.	7,001,100	$158,995

Insurance—6.2%
Allstate Corp.	4,362,400	172,795
MetLife, Inc.	5,142,500	177,210
Travelers Cos., Inc.	2,367,400	161,599

		511,604

Leisure Equipment & Products—1.8%
Mattel, Inc.	4,205,500	149,211

Media—1.8%
Time Warner, Inc.	3,255,300	147,563

Metals & Mining—5.0%
Barrick Gold Corp.	5,387,700	224,990
Freeport-McMoRan Copper & Gold, Inc.	4,795,600	189,810

		414,800

Multi-Utilities—1.1%
Ameren Corp.	2,864,200	93,573

Office Electronics—1.8%
Xerox Corp.	19,749,000	144,958

Oil, Gas & Consumable Fuels—17.0%
Chevron Corp.	1,474,700	171,891
ConocoPhillips	5,749,400	328,751
Marathon Oil Corp.	6,815,800	201,543
Phillips 66	4,873,900	226,003
Royal Dutch Shell PLC ADR, Class A	2,171,300	150,710
Total S.A. ADR	6,436,700	322,478

		1,401,376

Paper & Forest Products—4.3%
International Paper Co.	9,759,900	354,480

Pharmaceuticals—8.7%
AstraZeneca PLC ADR	5,297,200	253,524
Johnson & Johnson	2,082,100	143,478
Merck & Co., Inc.	3,379,200	152,402
Pfizer, Inc.	6,580,000	163,513

		712,917

Real Estate Investment Trust—1.6%
Annaly Capital Management, Inc.	7,735,300	130,262

Semiconductors & Semiconductor Equipment—3.9%
Intel Corp.	14,098,074	319,744

Schedule of Investments

NFJ Dividend Value

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Software—2.9%
CA, Inc.	7,039,700	$181,378
Microsoft Corp.	1,941,650	57,822

		239,200

Specialty Retail—2.2%
Staples, Inc.	15,374,600	177,115

Tobacco—1.6%
Reynolds American, Inc.	3,028,100	131,238

Total Common Stock (cost—$6,985,223)		7,984,969

MUTUAL FUNDS (a)—0.3%
Allianz Global Investors Money Market Fund, Institutional II Class (cost—$25,000)	25,000,000	25,000

	Principal Amount (000s)

Repurchase Agreements—2.9%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $239,302; collateralized by Freddie Mac, 5.05%, due 1/26/15, valued at $17,321 including accrued interest and U.S. Treasury Notes, 2.25%—11.25%, due 12/31/14—2/15/15, valued at $226,771 including accrued interest (cost—$239,302)	$239,302	239,302

Total Investments (cost—$7,249,525)—100.2%		8,249,271

Liabilities in excess of other assets—(0.2)%		(16,776)

Net Assets—100.0%		$8,232,495

Notes to Schedule of Investments:

(a) Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ International Value

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.9%

Australia—2.7%
Australia & New Zealand Banking Group Ltd. ADR	1,681,100	$43,193
Telstra Corp. Ltd. ADR	1,234,600	25,001

		68,194

Brazil—9.0%
Banco Bradesco S.A. ADR	3,154,600	50,694
Cia de Saneamento Basico do Estado de Sao Paulo ADR	828,500	67,283
Cia Paranaense de Energia ADR, Class P	1,972,500	32,388
Petroleo Brasileiro S.A. ADR	1,294,100	29,687
Vale S.A. ADR	2,548,500	45,618

		225,670

Canada—9.2%
Agrium, Inc.	192,400	19,906
Magna International, Inc.	602,400	26,060
Manulife Financial Corp.	5,144,700	61,942
Toronto-Dominion Bank	624,000	52,004
Yamana Gold, Inc.	3,744,000	71,548

		231,460

China—2.8%
China Petroleum & Chemical Corp., Class H	52,011,200	48,245
Yanzhou Coal Mining Co., Ltd. ADR	1,462,300	21,861

		70,106

Denmark—2.0%
Carlsberg A/S	568,100	50,328

France—4.8%
Cap Gemini S.A.	685,153	28,954
France Telecom S.A. ADR	3,234,900	39,531
Sanofi	590,305	50,516

		119,001

Germany—4.3%
Deutsche Boerse AG	928,834	51,400
Siemens AG	551,200	55,131

		106,531

Hong Kong—1.0%
Hang Seng Bank Ltd.	1,593,300	24,357

India—1.1%
Tata Motors Ltd. ADR	1,051,100	26,992

Israel—3.3%
Israel Chemicals Ltd.	2,097,427	25,475
Teva Pharmaceutical Industries Ltd. ADR	1,410,400	58,404

		83,879

	Shares	Value* (000s)

Japan—16.2%
Aeon Co., Ltd.	3,868,300	$43,681
Fuji Heavy Industries Ltd. ADR	2,886,900	47,634
Hitachi Ltd.	9,000,100	49,978
KDDI Corp.	701,500	54,410
Komatsu Ltd.	1,650,400	32,348
Mitsui & Co., Ltd. ADR	163,500	45,693
Mizuho Financial Group, Inc.	31,489,800	51,109
Nitto Denko Corp. ADR	2,292,900	53,952
Sega Sammy Holdings, Inc.	1,450,100	27,363

		406,168

Korea (Republic of)—5.2%
POSCO ADR	657,700	53,629
SK Telecom Co., Ltd. ADR	3,423,393	49,776
Woori Finance Holdings Co., Ltd. ADR	891,500	26,353

		129,758

Netherlands—1.9%
Reed Elsevier NV	3,521,996	46,976

Norway—2.8%
Seadrill Ltd.	583,762	22,933
Statoil ASA ADR	1,831,200	47,227

		70,160

Singapore—2.0%
United Overseas Bank Ltd. ADR	1,583,800	50,903

South Africa—3.0%
Sasol Ltd. ADR	1,700,000	75,786

Sweden—1.1%
Svenska Cellulosa AB ADR	1,541,200	28,571

Switzerland—3.1%
Zurich Insurance Group AG ADR (b)	3,127,700	78,286

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,559,400	24,670

Turkey—1.0%
KOC Holding AS ADR	1,291,539	25,666

United Kingdom—18.8%
AstraZeneca PLC ADR	1,560,600	74,690
BAE Systems PLC ADR	2,324,100	48,736
Barclays PLC	7,428,200	25,795
Diageo PLC ADR	363,195	40,943
HSBC Holdings PLC	5,475,700	50,868
Imperial Tobacco Group PLC	1,122,068	41,569
Marks & Spencer Group PLC ADR	2,134,700	24,592

Schedule of Investments

NFJ International Value

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Rio Tinto PLC ADR	1,021,400	$47,761
Royal Dutch Shell PLC ADR, Class A	997,800	69,257
Sage Group PLC ADR	1,227,900	25,074
Unilever PLC ADR	630,100	23,011

		472,296

United States—2.6%
Axis Capital Holdings Ltd.	1,227,000	42,847
RenaissanceRe Holdings Ltd.	273,500	21,070

		63,917

Total Common Stock (cost—$2,349,428)		2,479,675

	Principal Amount (000s)

Repurchase Agreements—2.6%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $65,724; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $67,041 including accrued interest (cost—$65,724)	$65,724	65,724

Total Investments (cost—$2,415,152) (a)—101.5%		2,545,399

Liabilities in excess of other assets—(1.5)%		(38,124)

Net Assets—100.0%		$2,507,275

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $781,436, representing 31.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

NFJ International Value Fund

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Commercial Banks	15.0%
Oil, Gas & Consumable Fuels	11.6%
Metals & Mining	8.7%
Insurance	8.1%
Pharmaceuticals	7.3%
Wireless Telecommunication Services	4.2%
Chemicals	4.0%
Beverages	3.6%
Industrial Conglomerates	3.2%
Automobiles	3.0%
Water Utilities	2.7%
Repurchase Agreements	2.6%
Diversified Telecommunication Services	2.6%
Diversified Financial Services	2.1%
Electronic Equipment, Instruments & Components	2.0%
Aerospace & Defense	1.9%
Media	1.9%
Trading Companies & Distributors	1.8%
Food & Staples Retailing	1.7%
Tobacco	1.7%
Electric Utilities	1.3%
Machinery	1.3%
IT Services	1.2%
Household Products	1.1%
Leisure Equipment & Products	1.1%
Auto Components	1.0%
Software	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Multiline Retail	1.0%
Food Products	0.9%
Energy Equipment & Services	0.9%
Liabilities in excess of other assets	(1.5)%

100.0%

Schedule of Investments

NFJ Large-Cap Value

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.8%

Aerospace & Defense—2.9%
Northrop Grumman Corp.	292,000	$19,398

Air Freight & Logistics—0.9%
FedEx Corp.	70,900	6,000

Beverages—1.0%
Molson Coors Brewing Co., Class B	154,700	6,969

Biotechnology—1.0%
Amgen, Inc.	78,500	6,619

Capital Markets—1.9%
Goldman Sachs Group, Inc.	56,600	6,434
State Street Corp.	143,900	6,038

		12,472

Chemicals—2.2%
CF Industries Holdings, Inc.	33,000	7,334
PPG Industries, Inc.	61,200	7,028

		14,362

Commercial Banks—7.1%
Fifth Third Bancorp	475,800	7,380
PNC Financial Services Group, Inc.	208,400	13,150
U.S. Bancorp	197,800	6,784
Wells Fargo & Co.	571,800	19,744

		47,058

Communications Equipment—2.0%
Cisco Systems, Inc.	692,500	13,220

Diversified Financial Services—3.1%
JPMorgan Chase & Co.	507,100	20,527

Diversified Telecommunication Services—3.0%
AT&T, Inc.	523,600	19,740

Electric Utilities—3.0%
American Electric Power Co., Inc.	302,400	13,288
Edison International	138,700	6,337

		19,625

Energy Equipment & Services—1.9%
Diamond Offshore Drilling, Inc.	97,000	6,383
Ensco PLC, Class A	114,400	6,242

		12,625

Food & Staples Retailing—4.0%
CVS Caremark Corp.	272,800	13,209
Kroger Co.	562,000	13,229

		26,438

Food Products—2.1%
ConAgra Foods, Inc.	497,200	13,718

	Shares	Value* (000s)

Health Care Equipment & Supplies—1.1%
Medtronic, Inc.	165,200	$7,123

Health Care Providers & Services—2.0%
CIGNA Corp.	282,500	13,326

Household Products—2.0%
Kimberly-Clark Corp.	153,800	13,193

Industrial Conglomerates—3.1%
General Electric Co.	916,400	20,811

Insurance—6.1%
Allstate Corp.	517,000	20,478
MetLife, Inc.	371,500	12,802
Travelers Cos., Inc.	101,900	6,956

		40,236

Leisure Equipment & Products—1.0%
Mattel, Inc.	194,900	6,915

Machinery—1.1%
Parker Hannifin Corp.	84,500	7,062

Media—3.2%
CBS Corp., Class B	195,500	7,103
Time Warner, Inc.	305,833	13,863

		20,966

Metals & Mining—2.0%
Freeport-McMoRan Copper & Gold, Inc.	331,200	13,109

Multiline Retail—1.0%
Macy’s, Inc.	178,000	6,696

Office Electronics—1.8%
Xerox Corp.	1,632,100	11,980

Oil, Gas & Consumable Fuels—14.0%
Apache Corp.	147,300	12,737
Chesapeake Energy Corp.	342,800	6,469
Chevron Corp.	175,100	20,410
ConocoPhillips	346,300	19,801
Devon Energy Corp.	111,700	6,758
Marathon Oil Corp.	452,300	13,374
Phillips 66	148,800	6,900
Total S.A. ADR	126,300	6,328

		92,777

Paper & Forest Products—2.2%
International Paper Co.	392,500	14,256

Schedule of Investments

NFJ Large-Cap Value

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Pharmaceuticals—10.2%
Abbott Laboratories	198,700	$13,623
Eli Lilly & Co.	148,500	7,040
Johnson & Johnson	189,400	13,051
Merck & Co., Inc.	295,600	13,332
Pfizer, Inc.	817,700	20,320

		67,366

Real Estate Investment Trust—4.0%
Annaly Capital Management, Inc.	1,145,100	19,284
Kimco Realty Corp.	342,200	6,936

		26,220

Road & Rail—0.9%
Norfolk Southern Corp.	89,600	5,701

Semiconductors & Semiconductor Equipment—3.4%
Intel Corp.	722,500	16,386
KLA-Tencor Corp.	129,700	6,188

		22,574

Software—2.8%
Microsoft Corp.	629,500	18,747

Specialty Retail—0.9%
Staples, Inc.	491,100	5,657

Tobacco—0.9%
Altria Group, Inc.	184,100	6,147

Total Common Stock (cost—$557,574)		659,633

	Principal Amount (000s)

Repurchase Agreements—0.2%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $1,040; collateralized by U.S. Treasury Notes, 2.625%, due 12/31/14, valued at $1,065 including accrued interest (cost—$1,040)	$1,040	1,040

Total Investments (cost—$558,614)—100.0%		660,673

Other assets less liabilities—0.0%		103

Net Assets—100.0%		$660,776

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Mid-Cap Value

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—97.2%

Aerospace & Defense—1.7%
Elbit Systems Ltd.	140,900	$4,796
L-3 Communications Holdings, Inc.	97,000	6,956

		11,752

Auto Components—2.0%
Cie Generale des Etablissements Michelin ADR	453,100	7,154
Magna International, Inc.	164,700	7,125

		14,279

Beverages—3.3%
Coca-Cola Enterprises, Inc.	276,000	8,631
Dr. Pepper Snapple Group, Inc.	173,800	7,739
Molson Coors Brewing Co., Class B	154,500	6,960

		23,330

Capital Markets—2.2%
Ameriprise Financial, Inc.	139,400	7,902
Raymond James Financial, Inc.	206,600	7,572

		15,474

Chemicals—4.5%
Agrium, Inc.	89,700	9,280
Albemarle Corp.	128,000	6,743
CF Industries Holdings, Inc.	37,526	8,340
Eastman Chemical Co.	126,100	7,189

		31,552

Commercial Banks—5.4%
Banco de Chile ADR	98,935	8,251
Comerica, Inc.	227,100	7,052
East West Bancorp, Inc.	326,700	6,900
Fifth Third Bancorp	519,200	8,053
KeyCorp.	886,200	7,745

		38,001

Commercial Services & Supplies—1.1%
Waste Management, Inc.	230,900	7,407

Communications Equipment—1.3%
Harris Corp.	175,000	8,964

Computers & Peripherals—1.1%
Seagate Technology PLC	254,600	7,893

Construction & Engineering—1.1%
KBR, Inc.	244,900	7,303

Consumer Finance—1.2%
Discover Financial Services	214,000	8,502

Containers & Packaging—2.0%
Ball Corp.	166,700	7,053
Rexam PLC ADR	205,700	7,179

		14,232

	Shares	Value* (000s)

Diversified Financial Services—0.8%
NYSE Euronext	226,500	$5,583

Electric Utilities—2.1%
American Electric Power Co., Inc.	165,100	7,254
Entergy Corp.	101,800	7,055

		14,309

Electronic Equipment, Instruments & Components—1.9%
Jabil Circuit, Inc.	330,800	6,192
TE Connectivity Ltd.	209,900	7,139

		13,331

Energy Equipment & Services—2.0%
Diamond Offshore Drilling, Inc.	104,500	6,877
Ensco PLC, Class A	133,800	7,300

		14,177

Food Products—3.8%
Archer-Daniels-Midland Co.	255,700	6,950
Campbell Soup Co.	204,100	7,107
ConAgra Foods, Inc.	268,400	7,405
Tyson Foods, Inc., Class A	333,800	5,347

		26,809

Health Care Equipment & Supplies—3.3%
Smith & Nephew PLC ADR	133,100	7,336
St. Jude Medical, Inc.	198,000	8,342
Zimmer Holdings, Inc.	107,200	7,249

		22,927

Health Care Providers & Services—5.1%
AmerisourceBergen Corp.	191,700	7,421
CIGNA Corp.	162,300	7,656
McKesson Corp.	73,700	6,340
Quest Diagnostics, Inc.	106,700	6,768
Universal Health Services, Inc., Class B	168,900	7,724

		35,909

Hotels, Restaurants & Leisure—1.2%
Darden Restaurants, Inc.	148,200	8,262

Household Products—2.1%
Clorox Co.	110,400	7,954
Energizer Holdings, Inc.	91,300	6,812

		14,766

Insurance—7.6%
AON PLC	159,700	8,351
Assurant, Inc.	199,000	7,423
HCC Insurance Holdings, Inc.	251,100	8,510
Loews Corp.	213,500	8,809
Reinsurance Group of America, Inc.	119,000	6,886
Unum Group	323,900	6,225
Willis Group Holdings PLC	192,000	7,089

		53,293

Schedule of Investments

NFJ Mid-Cap Value

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

IT Services—1.1%
Western Union Co.	423,300	$7,713

Leisure Equipment & Products—1.0%
Hasbro, Inc.	185,400	7,077

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	181,300	6,971

Machinery—4.1%
Flowserve Corp.	54,200	6,924
ITT Corp.	78,050	1,573
Parker Hannifin Corp.	93,500	7,815
Timken Co.	153,700	5,711
Xylem, Inc.	264,900	6,662

		28,685

Media—3.0%
McGraw-Hill Cos., Inc.	135,200	7,381
Omnicom Group, Inc.	137,300	7,079
Pearson PLC ADR	339,100	6,626

		21,086

Metals & Mining—5.7%
Franco-Nevada Corp.	160,859	9,482
Gold Fields Ltd. ADR	581,200	7,468
HudBay Minerals, Inc.	562,207	5,536
Silver Wheaton Corp.	208,400	8,276
Yamana Gold, Inc.	469,800	8,978

		39,740

Multiline Retail—1.0%
Kohl’s Corp.	139,600	7,150

Multi-Utilities—2.8%
Alliant Energy Corp.	146,600	6,361
CMS Energy Corp.	283,900	6,686
TECO Energy, Inc.	379,700	6,736

		19,783

Oil, Gas & Consumable Fuels—6.2%
Alliance Resource Partners L.P.	88,747	5,320
Cimarex Energy Co.	79,300	4,643
Energen Corp.	143,000	7,495
Murphy Oil Corp.	152,100	8,166
Sunoco Logistics Partners L.P.	187,200	8,733
Valero Energy Corp.	286,500	9,076

		43,433

Paper & Forest Products—1.1%
International Paper Co.	201,200	7,308

Professional Services—1.0%
Dun & Bradstreet Corp.	86,600	6,895

	Shares	Value* (000s)

Real Estate Investment Trust—1.0%
Liberty Property Trust	188,400	$6,828

Road & Rail—2.0%
Canadian Pacific Railway Ltd.	91,400	7,576
CSX Corp.	295,500	6,132

		13,708

Semiconductors & Semiconductor Equipment—3.0%
Avago Technologies Ltd.	202,000	7,043
KLA-Tencor Corp.	143,200	6,831
Linear Technology Corp.	212,400	6,765

		20,639

Software—1.0%
CA, Inc.	279,000	7,188

Specialty Retail—1.8%
Advance Auto Parts, Inc.	100,800	6,899
Staples, Inc.	465,900	5,367

		12,266

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.	117,500	6,582

Tobacco—1.8%
Lorillard, Inc.	50,000	5,822
Reynolds American, Inc.	149,300	6,471

		12,293

Wireless Telecommunication Services—0.9%
SK Telecom Co., Ltd. ADR	433,600	6,305

Total Common Stock (cost—$564,180)		679,705

	Principal Amount (000s)
Repurchase Agreements—3.0%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $21,166; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $21,593 including accrued interest (cost—$21,166)	$21,166	21,166

Total Investments (cost—$585,346)—100.2%		700,871

Liabilities in excess of other assets—(0.2)%		(1,304)

Net Assets—100.0%		$699,567

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Small-Cap Value

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—94.8%

Aerospace & Defense—3.8%
Alliant Techsystems, Inc.	1,414,700	$70,891
Cubic Corp.	448,779	22,466
Curtiss-Wright Corp.	1,895,900	61,996
Elbit Systems Ltd.	344,800	11,737
Triumph Group, Inc.	1,582,800	98,972

		266,062

Beverages—0.4%
Embotelladora Andina S.A. ADR, Class B	900,100	30,900

Capital Markets—2.1%
Duff & Phelps Corp., Class A	550,577	7,493
Raymond James Financial, Inc.	1,937,400	71,006
SEI Investments Co.	3,100,200	66,499

		144,998

Chemicals—7.3%
A. Schulman, Inc.	1,151,887	27,438
Cabot Corp.	1,872,600	68,481
Innophos Holdings, Inc.	1,028,700	49,882
Methanex Corp.	2,154,000	61,475
NewMarket Corp.	316,500	78,011
Olin Corp.	516,700	11,228
Quaker Chemical Corp.	560,822	26,173
Rentech Nitrogen Partners L.P.	636,522	24,672
Scotts Miracle-Gro Co., Class A	1,585,900	68,939
Sensient Technologies Corp.	1,871,500	68,796
Stepan Co.	239,108	22,983

		508,078

Commercial Banks—7.3%
Bank of Hawaii Corp.	1,470,400	67,080
CapitalSource, Inc.	7,092,200	53,759
Community Trust BanCorp., Inc.	208,000	7,391
Cullen/Frost Bankers, Inc.	1,157,000	66,447
FirstMerit Corp.	752,700	11,087
Fulton Financial Corp.	6,911,300	68,145
Lakeland Financial Corp.	237,515	6,555
Old National Bancorp	2,734,400	37,215
Prosperity Bancshares, Inc.	1,526,100	65,042
Southside Bancshares, Inc.	356,900	7,784
Susquehanna Bancshares, Inc.	3,909,700	40,896
Tompkins Financial Corp.	185,800	7,529
Trustmark Corp.	2,579,900	62,795
WesBanco, Inc.	341,049	7,063

		508,788

Commercial Services & Supplies—2.5%
ABM Industries, Inc.	698,500	13,223
Avery Dennison Corp.	1,940,400	61,744
Brink’s Co.	2,227,900	57,235

	Shares	Value* (000s)

Ennis, Inc.	350,481	$5,751
McGrath RentCorp	332,942	8,686
Unifirst Corp.	448,000	29,922

		176,561

Computers & Peripherals—1.0%
Diebold, Inc.	2,014,015	67,892

Construction & Engineering—1.2%
Great Lakes Dredge & Dock Corp.	2,068,300	15,926
KBR, Inc.	2,325,900	69,358

		85,284

Consumer Finance—0.9%
Cash America International, Inc. (b)	1,664,491	64,199

Containers & Packaging—2.1%
Rock-Tenn Co., Class A	1,008,000	72,758
Sonoco Products Co.	2,394,650	74,210

		146,968

Diversified Consumer Services—0.3%
Hillenbrand, Inc.	1,394,100	25,359

Electric Utilities—2.5%
El Paso Electric Co.	830,304	28,438
Great Plains Energy, Inc.	1,739,300	38,717
Portland General Electric Co.	1,885,700	50,989
Westar Energy, Inc.	1,818,000	53,922

		172,066

Electrical Equipment—1.0%
Belden, Inc.	1,849,755	68,219

Electronic Equipment, Instruments & Components—1.1%
AVX Corp.	1,472,400	14,121
Jabil Circuit, Inc.	3,320,100	62,152

		76,273

Energy Equipment & Services—2.2%
Bristow Group, Inc.	1,572,100	79,470
Tidewater, Inc.	1,542,000	74,833

		154,303

Food & Staples Retailing—2.0%
Andersons, Inc. (b)	1,108,512	41,746
Casey’s General Stores, Inc.	386,097	22,062
Harris Teeter Supermarkets, Inc.	1,594,800	61,942
Weis Markets, Inc.	310,600	13,148

		138,898

Food Products—2.3%
Cal-Maine Foods, Inc.	1,044,500	46,940
Fresh Del Monte Produce, Inc.	850,700	21,778
Ingredion, Inc.	1,634,200	90,142

		158,860

Schedule of Investments

NFJ Small-Cap Value

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Gas Utilities—3.5%
AGL Resources, Inc.	1,586,700	$64,912
Atmos Energy Corp.	1,852,900	66,315
Suburban Propane Partners L.P.	792,500	32,778
UGI Corp.	2,585,900	82,102

		246,107

Health Care Equipment & Supplies—3.9%
Cooper Cos., Inc.	1,016,700	96,037
Invacare Corp.	1,247,300	17,637
STERIS Corp.	2,237,200	79,354
Teleflex, Inc.	1,137,800	78,326

		271,354

Health Care Providers & Services—1.0%
Owens & Minor, Inc.	2,398,400	71,664

Hotels, Restaurants & Leisure—1.8%
Bob Evans Farms, Inc.	723,939	28,328
Cracker Barrel Old Country Store, Inc.	340,600	22,858
International Game Technology	5,554,100	72,703

		123,889

Household Durables—1.1%
Harman International Industries, Inc.	1,676,725	77,398

Industrial Conglomerates—0.1%
Standex International Corp.	261,274	11,614

Insurance—2.0%
American Equity Investment Life Holding Co.	1,350,800	15,710
American Financial Group, Inc.	1,818,000	68,902
Amtrust Financial Services, Inc.	1,414,930	36,250
Montpelier Re Holdings Ltd.	815,078	18,038

		138,900

Internet Software & Services—0.6%
j2 Global, Inc.	1,285,100	42,177

Leisure Equipment & Products—0.8%
Sturm Ruger & Co., Inc. (b)	1,118,400	55,350

Life Sciences Tools & Services—1.2%
PerkinElmer, Inc.	2,765,172	81,490

Machinery—6.2%
Barnes Group, Inc.	2,131,800	53,316
Cascade Corp.	349,883	19,153
Crane Co.	1,865,700	74,497
ITT Corp.	3,131,507	63,100
Kennametal, Inc.	2,037,800	75,562
Titan International, Inc. (b)	2,624,700	46,352
Twin Disc, Inc.	87,700	1,570

	Shares	Value* (000s)

Valmont Industries, Inc.	779,800	$102,544

		436,094

Media—2.1%
Cinemark Holdings, Inc.	3,563,100	79,920
Meredith Corp. (b)	1,951,900	68,317

		148,237

Metals & Mining—4.5%
AMCOL International Corp.	644,304	21,829
HudBay Minerals, Inc.	6,498,764	63,989
IAMGOLD Corp.	4,449,400	70,345
Royal Gold, Inc.	1,104,055	110,251
Steel Dynamics, Inc.	4,219,200	47,382

		313,796

Multi-Utilities—0.5%
Avista Corp.	1,318,200	33,930

Oil, Gas & Consumable Fuels—10.7%
Alliance Resource Partners L.P.	677,400	40,610
Berry Petroleum Co., Class A	2,041,900	82,962
Buckeye Partners L.P.	1,005,100	48,214
Cimarex Energy Co.	1,023,900	59,949
CVR Energy, Inc. (a)	2,461,000	90,442
Energen Corp.	1,473,800	77,242
HollyFrontier Corp.	1,713,900	70,733
Pioneer Southwest Energy Partners L.P.	744,100	19,146
Ship Finance International Ltd.	1,677,800	26,375
Sunoco Logistics Partners L.P.	1,532,370	71,485
TC Pipelines L.P.	548,400	24,760
Transmontaigne Partners L.P.	435,500	16,549
Western Refining, Inc.	1,069,100	27,989
World Fuel Services Corp.	2,509,173	89,352

		745,808

Paper & Forest Products—0.8%
Buckeye Technologies, Inc.	1,172,400	37,587
Neenah Paper, Inc.	740,613	21,211

		58,798

Real Estate Investment Trust—4.9%
American Realty Capital Trust, Inc.	1,098,537	12,886
CreXus Investment Corp.	3,277,400	35,429
Franklin Street Properties Corp.	2,928,300	32,416
Hatteras Financial Corp.	1,275,400	35,954
Omega Healthcare Investors, Inc.	2,862,400	65,062
PS Business Parks, Inc.	702,800	46,961
Retail Properties of America, Inc., Class A	3,704,101	41,930
Sovran Self Storage, Inc.	323,191	18,697
Starwood Property Trust, Inc.	2,184,503	50,833

		340,168

Road & Rail—0.7%
Werner Enterprises, Inc.	2,217,541	47,389

Schedule of Investments

NFJ Small-Cap Value

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Semiconductors & Semiconductor Equipment—0.3%
Brooks Automation, Inc.	2,319,400	$18,625

Software—0.7%
Fair Isaac Corp.	1,074,437	47,555

Specialty Retail—3.0%
Aaron’s, Inc.	2,268,800	63,095
Buckle, Inc.	1,483,600	67,400
Group 1 Automotive, Inc. (b)	1,295,623	78,036

		208,531

Textiles, Apparel & Luxury Goods—1.5%
True Religion Apparel, Inc.	1,170,718	24,971
Wolverine World Wide, Inc.	1,796,664	79,718

		104,689

Thrifts & Mortgage Finance—0.7%
Washington Federal, Inc.	2,938,600	49,016

Tobacco—1.0%
Universal Corp. (b)	1,327,500	67,596

Trading Companies & Distributors—1.2%
Applied Industrial Technologies, Inc.	559,000	23,159
TAL International Group, Inc.	1,036,700	35,227
Textainer Group Holdings Ltd.	813,572	24,855

		83,241

Total Common Stock (cost—$5,163,311)		6,617,124

MUTUAL FUNDS—1.3%
Allianz Global Investors Money Market Fund, Institutional II Class (b)	25,000,000	25,000
Central Fund of Canada Ltd., Class A	2,848,100	67,813

Total Mutual Funds (cost—$60,007)		92,813

	Principal Amount (000s)	Value* (000s)

Repurchase Agreements—4.5%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $315,391; collateralized by Freddie Mac, 1.75%, due 9/10/15, valued at $9,480 including accrued interest and U.S. Treasury Notes, 1.25%—11.25%, due 2/15/15—7/31/16, valued at $312,221 including accrued interest (cost—$315,391)	$315,391	$315,391

Total Investments (cost—$5,538,709)—100.6%		7,025,328

Liabilities in excess of other assets—(0.6)%		(46,511)

Net Assets—100.0%		$6,978,817

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Focused Growth (formerly known as AGIC Growth)

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.4%

Aerospace & Defense—4.8%
Precision Castparts Corp.	80,200	$13,100
United Technologies Corp.	211,020	16,521

		29,621

Auto Components—1.6%
BorgWarner, Inc. (a)	138,840	9,595

Beverages—4.3%
Coca-Cola Co.	698,770	26,504

Biotechnology—1.9%
Biogen Idec, Inc. (a)	80,440	12,004

Chemicals—3.6%
Monsanto Co.	244,028	22,211

Commercial Banks—2.2%
Wells Fargo & Co.	395,340	13,651

Communications Equipment—2.6%
QUALCOMM, Inc.	258,140	16,131

Computers & Peripherals—12.0%
Apple, Inc.	88,540	59,079
EMC Corp. (a)	566,804	15,457

		74,536

Electrical Equipment—1.4%
Rockwell Automation, Inc.	121,060	8,420

Energy Equipment & Services—1.8%
Schlumberger Ltd.	155,010	11,212

Financial Services—3.2%
Visa, Inc., Class A	149,180	20,032

Food & Staples Retailing—1.9%
Walgreen Co.	329,100	11,992

Food Products—5.4%
Hershey Co.	239,700	16,992
Mead Johnson Nutrition Co., Class A	227,755	16,690

		33,682

Health Care Providers & Services—3.7%
Cardinal Health, Inc.	338,065	13,174
UnitedHealth Group, Inc.	170,095	9,425

		22,599

Hotels, Restaurants & Leisure—2.8%
McDonald’s Corp.	189,560	17,392

	Shares	Value* (000s)

Internet Software & Services—5.1%
Facebook, Inc., Class A (a)	481,320	$10,421
Google, Inc., Class A (a)	28,416	21,440

		31,861

IT Services—3.6%
Accenture PLC, Class A	321,645	22,525

Machinery—1.0%
Deere & Co.	77,620	6,403

Multiline Retail—2.8%
Dollar Tree, Inc. (a)	364,345	17,589

Oil, Gas & Consumable Fuels—1.8%
Occidental Petroleum Corp.	126,580	10,894

Pharmaceuticals—8.2%
Allergan, Inc.	307,740	28,183
Johnson & Johnson	332,080	22,884

		51,067

Road & Rail—3.1%
Union Pacific Corp.	163,853	19,449

Semiconductors & Semiconductor Equipment—3.0%
Microchip Technology, Inc.	564,440	18,480

Software—7.8%
Microsoft Corp.	1,250,120	37,229
Oracle Corp.	351,360	11,064

		48,293

Specialty Retail—2.1%
Autozone, Inc. (a)	34,861	12,887

Textiles, Apparel & Luxury Goods—3.1%
Coach, Inc.	178,200	9,983
Nike, Inc., Class B	98,380	9,337

		19,320

Tobacco—3.6%
Philip Morris International, Inc.	250,670	22,545

Total Common Stock (cost—$524,507)		610,895

Schedule of Investments

RCM Focused Growth (formerly known as AGIC Growth)

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Repurchase Agreements—1.7%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $10,545; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $10,757 including accrued interest (cost—$10,545)	$10,545	$10,545

Total Investments (cost—$535,052)—100.1%		621,440

Liabilities in excess of other assets—(0.1)%		(420)

Net Assets—100.0%		$621,020

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

RCM Global Commodity Equity

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—100.0%

Australia—1.0%
Rio Tinto Ltd.	7,400	$406

Austria—1.8%
Andritz AG	13,084	742

Brazil—1.4%
Cosan S.A. Industria e Comercio	20,800	380
Vale S.A. ADR	11,365	203

		583

Canada—5.7%
Agrium, Inc.	13,099	1,359
Barrick Gold Corp.	10,290	430
Goldcorp, Inc.	4,640	213
Suncor Energy, Inc.	12,910	425

		2,427

Chile—0.7%
Sociedad Quimica y Minera de Chile S.A. ADR	5,080	313

China—2.4%
Beijing Enterprises Holdings Ltd.	84,500	563
CNOOC Ltd.	213,000	432

		995

France—3.7%
Schneider Electric S.A.	8,000	473
Technip S.A.	1,875	208
Total S.A.	17,400	866

		1,547

Germany—1.2%
BASF SE	5,890	498

Italy—0.5%
Saipem SpA	4,290	207

Japan—3.3%
FANUC Corp.	2,900	467
Mitsui & Co., Ltd.	29,800	418
SMC Corp.	3,100	499

		1,384

Malaysia—0.8%
Genting Plantations Bhd.	114,000	343

Netherlands—0.7%
CNH Global NV (b)	8,000	310

Norway—4.5%
Seadrill Ltd.	12,800	503
Statoil ASA	25,210	650

	Shares	Value* (000s)

Yara International ASA	15,215	$764

		1,917

Russian Federation—1.0%
Uralkali OJSC GDR	10,665	443

Singapore—2.6%
First Resources Ltd.	335,000	575
Keppel Corp., Ltd.	57,000	527

		1,102

Switzerland—1.1%
Noble Corp. (b)	13,420	480

United Kingdom—7.5%
BP PLC	60,800	429
Rio Tinto PLC	21,600	1,010
Royal Dutch Shell PLC, Class A	27,300	946
Xstrata PLC	51,100	793

		3,178

United States—60.1%
AGCO Corp. (b)	11,720	556
Air Products & Chemicals, Inc.	5,200	430
Airgas, Inc.	5,510	453
Anadarko Petroleum Corp.	14,290	999
Bunge Ltd.	4,855	326
Cabot Oil & Gas Corp.	16,200	727
Cameron International Corp. (b)	12,100	678
Carpenter Technology Corp.	6,100	319
Celanese Corp., Ser. A	12,750	483
CF Industries Holdings, Inc.	4,160	925
Cliffs Natural Resources, Inc.	5,225	204
Cobalt International Energy, Inc. (b)	18,290	407
Concho Resources, Inc. (b)	5,190	492
Crown Holdings, Inc. (b)	11,600	426
Ecolab, Inc.	5,800	376
Energy XXI Bermuda Ltd.	13,970	488
Ensco PLC, Class A	9,230	503
EOG Resources, Inc.	3,905	438
Exxon Mobil Corp.	9,450	864
FMC Technologies, Inc. (b)	8,910	413
Freeport-McMoRan Copper & Gold, Inc.	21,200	839
HollyFrontier Corp.	9,465	391
Ingredion, Inc.	11,680	644
KBR, Inc.	10,600	316
LyondellBasell Industries NV, Class A	10,080	521
Marathon Petroleum Corp.	12,440	679
Monsanto Co.	19,100	1,739
Mosaic Co.	10,840	625
National-Oilwell Varco, Inc.	8,245	661

Schedule of Investments

RCM Global Commodity Equity

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Newmont Mining Corp.	7,800	$437
Pioneer Natural Resources Co.	7,100	741
Plains Exploration & Production Co. (b)	19,900	746
PPG Industries, Inc.	6,955	799
Praxair, Inc.	4,095	425
Precision Castparts Corp.	1,980	323
Range Resources Corp.	17,150	1,198
Rowan Cos. PLC, Class A (b)	11,880	401
Schlumberger Ltd.	10,015	724
Southwestern Energy Co. (b)	20,440	711
Union Pacific Corp.	3,250	386
Valero Energy Corp.	23,190	735
Valspar Corp.	10,820	607
Whiting Petroleum Corp. (b)	4,150	197

		25,352

Total Common Stock (cost—$39,529)		42,227

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $408; collateralized by U.S. Treasury Notes, 2.625%, due 12/31/14, valued at $419 including accrued interest (cost—$408)	$408	408

Total Investments (cost—$39,937) (a)—101.0%		42,635

Liabilities in excess of other assets—(1.0)%		(420)

Net Assets—100.0%		$42,215

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $12,419, representing 29.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

RCM Global Commodity Equity Fund

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Oil, Gas & Consumable Fuels	33.0%
Chemicals	25.5%
Metals & Mining	11.5%
Energy Equipment & Services	11.3%
Machinery	6.1%
Food Products	4.5%
Industrial Conglomerates	2.6%
Electrical Equipment	1.1%
Containers & Packaging	1.0%
Trading Companies & Distributors	1.0%
Repurchase Agreements	1.0%
Road & Rail	0.9%
Aerospace & Defense	0.8%
Construction & Engineering	0.7%
Liabilities in excess of other assets	(1.0)%

100.0%

Schedule of Investments

RCM Global Small-Cap

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.3%

Austria—1.2%
Lenzing AG	4,109	$351
Schoeller-Bleckmann Oilfield Equipment AG	4,953	515

		866

China—1.1%
China Everbright International Ltd.	701,000	369
Dah Chong Hong Holdings Ltd.	100,000	91
Sunny Optical Technology Group Co., Ltd.	706,000	388

		848

Denmark—1.2%
Christian Hansen Holding A/S	7,663	230
SimCorp A/S	1,964	418
Topdanmark A/S (b)	1,424	278

		926

Finland—0.6%
Vacon PLC	8,360	431

France—0.9%
Sartorius Stedim Biotech	4,494	405
Virbac S.A.	1,450	251

		656

Germany—3.4%
Aareal Bank AG (b)	13,330	274
Bechtle AG	5,872	227
Delticom AG	4,445	297
Deutsche Wohnen AG	26,142	460
Dialog Semiconductor PLC (b)	15,100	294
Pfeiffer Vacuum Technology AG	4,464	477
Wirecard AG	23,761	547

		2,576

Hong Kong—1.2%
China Overseas Grand Oceans Group Ltd.	423,500	417
Dah Sing Financial Holdings Ltd.	69,600	239
Focus Media Holding Ltd. ADR	7,352	172
Ju Teng International Holdings Ltd.	240,000	100

		928

Indonesia—1.5%
Erajaya Swasembada Tbk PT (b)	1,892,500	415
Gajah Tunggal Tbk PT	552,000	131
Media Nusantara Citra Tbk PT	636,000	172
Surya Semesta Internusa Tbk PT	1,915,500	263
Wijaya Karya Persero Tbk PT	1,300,000	164

		1,145

Ireland—1.2%
Jazz Pharmaceuticals PLC (b)	6,200	354

	Shares	Value* (000s)

Paddy Power PLC	6,846	$507

		861

Italy—0.5%
Yoox SpA (b)	28,079	359

Japan—8.9%
Chiyoda Co., Ltd.	15,900	436
Credit Saison Co., Ltd.	19,700	476
Denki Kogyo Co., Ltd.	58,000	256
Doshisha Co., Ltd.	14,800	429
FP Corp.	5,200	409
Hitachi Koki Co., Ltd.	47,000	358
Lasertec Corp.	10,200	196
Message Co., Ltd.	41	149
Nippon Shokubai Co., Ltd.	34,000	380
Nissin Electric Co., Ltd.	48,000	285
Park24 Co., Ltd.	25,300	413
Rohto Pharmaceutical Co., Ltd.	23,000	348
Sintokogio Ltd.	25,400	175
Suruga Bank Ltd.	37,000	419
Tadano Ltd.	53,000	402
Taiheiyo Cement Corp.	132,000	284
Tatsuta Electric Wire and Cable Co., Ltd.	53,000	474
Tokyo Ohka Kogyo Co., Ltd.	12,800	274
Toshiba Plant Systems & Services Corp.	28,000	372
Zenrin Co., Ltd.	11,900	159

		6,694

Korea (Republic of)—1.0%
Fila Korea Ltd.	3,800	248
Nexen Tire Corp.	13,880	242
Partron Co., Ltd.	23,700	288

		778

Malaysia—0.3%
Gamuda Bhd.	170,200	191

Netherlands—1.5%
Nutreco NV	5,255	389
Royal Imtech NV	17,147	453
Unit 4 NV	9,965	269

		1,111

Norway—2.1%
Prosafe SE	57,271	472
Schibsted ASA	16,554	634
TGS Nopec Geophysical Co. ASA	15,528	506

		1,612

Philippines—0.7%
Alliance Global Group, Inc.	1,165,700	410
Robinsons Land Corp.	321,800	147

		557

Schedule of Investments

RCM Global Small-Cap

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Spain—0.2%
Tecnicas Reunidas S.A.	3,500	$163

Sweden—3.0%
Axis Communications AB	15,039	373
Betsson AB (b)	13,179	351
Elekta AB, Class B	22,000	290
Hufvudstaden AB, Ser. A	34,555	429
Nibe Industrier AB, Class B	30,971	511
Wallenstam AB, Ser. B	28,669	313

		2,267

Switzerland—2.2%
Aryzta AG (b)	5,740	273
Dufry AG (b)	4,497	540
Interroll Holding AG (b)	1,446	541
Vetropack Holding AG	171	304

		1,658

Thailand—0.4%
Major Cineplex Group PCL (c)	495,000	303

United Kingdom—4.2%
Abcam PLC	27,122	176
Aveva Group PLC	10,692	340
Croda International PLC	12,609	495
Hikma Pharmaceuticals PLC	30,383	357
Restaurant Group PLC	97,838	566
Rotork PLC	18,823	689
Spirax-Sarco Engineering PLC	14,840	502

		3,125

United States—61.0%
Acadia Healthcare Co., Inc. (b)	29,990	715
Aegean Marine Petroleum Network, Inc.	45,135	274
Air Methods Corp. (b)	3,455	412
Alkermes PLC (b)	16,060	333
Ascena Retail Group, Inc. (b)	18,700	401
Aspen Technology, Inc. (b)	23,495	607
Atlas Air Worldwide Holdings, Inc. (b)	7,200	372
Atwood Oceanics, Inc. (b)	13,465	612
Avis Budget Group, Inc. (b)	25,910	398
Blucora, Inc. (b)	25,200	449
Bonanza Creek Energy, Inc. (b)	19,800	466
Brown & Brown, Inc.	16,300	425
Cepheid, Inc. (b)	10,175	351
Chart Industries, Inc. (b)	8,945	661
Cheesecake Factory, Inc.	21,755	778
Chemtura Corp. (b)	23,200	399
Cirrus Logic, Inc. (b)	8,945	343
Citizens Republic Bancorp, Inc. (b)	21,735	421
Cogent Communications Group, Inc.	38,360	882

	Shares	Value* (000s)

Colfax Corp. (b)	13,420	$492
Colonial Properties Trust, REIT	20,145	424
Conn’s, Inc. (b)	23,205	512
Cooper Cos., Inc.	6,290	594
Dril-Quip, Inc. (b)	11,355	816
Elizabeth Arden, Inc. (b)	14,805	699
Encore Capital Group, Inc. (b)	14,100	398
Endologix, Inc. (b)	41,590	575
Energy XXI Bermuda Ltd.	18,390	643
ExamWorks Group, Inc. (b)	37,815	564
Fortress Investment Group LLC, Class A	118,735	525
Fortune Brands Home & Security, Inc. (b)	26,375	712
Genesee & Wyoming, Inc., Class A (b)	8,150	545
Georgia Gulf Corp.	12,220	443
Global Cash Access Holdings, Inc. (b)	64,535	519
Glu Mobile, Inc. (b)	94,530	438
GNC Holdings, Inc., Class A	10,300	401
H&E Equipment Services, Inc.	17,000	206
HB Fuller Co.	13,200	405
Health Management Associates, Inc., Class A (b)	60,730	510
HeartWare International, Inc. (b)	4,675	442
Hibbett Sports, Inc. (b)	11,655	693
HMS Holdings Corp. (b)	16,930	566
IAC/InterActiveCorp.	11,670	608
Infoblox, Inc. (b)	15,355	357
Insulet Corp. (b)	24,375	526
Lions Gate Entertainment Corp. (b)	29,430	449
LivePerson, Inc. (b)	27,880	505
Masimo Corp. (b)	13,165	318
MAXIMUS, Inc.	7,050	421
Medicines Co. (b)	12,100	312
Medivation, Inc. (b)	7,140	402
MicroStrategy, Inc., Class A (b)	2,910	390
Monolithic Power Systems, Inc. (b)	21,605	427
Nationstar Mortgage Holdings, Inc. (b)	26,040	864
Natus Medical, Inc. (b)	46,360	606
Netspend Holdings, Inc. (b)	54,815	539
NewStar Financial, Inc. (b)	30,635	367
Oasis Petroleum, Inc. (b)	20,795	613
On Assignment, Inc. (b)	21,800	434
Onyx Pharmaceuticals, Inc. (b)	5,230	442
Patterson Cos., Inc.	14,730	504
Pharmacyclics, Inc. (b)	6,060	391
Polaris Industries, Inc.	3,890	315
Portfolio Recovery Associates, Inc. (b)	5,065	529
PrivateBancorp, Inc.	36,265	580

Schedule of Investments

RCM Global Small-Cap

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

RBC Bearings, Inc. (b)	15,420	$742
Regal-Beloit Corp.	6,245	440
Roadrunner Transportation Systems, Inc. (b)	30,040	486
Rock-Tenn Co., Class A	7,395	534
Rockwood Holdings, Inc.	8,140	379
Ryland Group, Inc.	15,430	463
Select Comfort Corp. (b)	14,755	465
Semtech Corp. (b)	24,520	617
Skullcandy, Inc. (b)	28,470	391
Sonic Automotive, Inc., Class A	21,230	403
Sterling Financial Corp.	27,785	619
Steven Madden Ltd. (b)	17,585	769
Susquehanna Bancshares, Inc.	53,875	563
Swift Energy Co. (b)	19,100	399
Synchronoss Technologies, Inc. (b)	16,900	387
Thermon Group Holdings, Inc. (b)	21,300	532
Tilly’s, Inc, Class A (b)	26,925	494
Triumph Group, Inc.	9,625	602
U.S. Silica Holdings, Inc. (b)	29,500	400
Ultimate Software Group, Inc. (b)	9,095	929
United Natural Foods, Inc. (b)	7,830	458
Vitamin Shoppe, Inc. (b)	12,390	723
WABCO Holdings, Inc. (b)	7,035	406
WageWorks, Inc. (b)	34,960	610
Web.com Group, Inc. (b)	17,800	320
Western Alliance Bancorp (b)	52,340	534

		45,985

Total Common Stock (cost—$60,418)		74,040

	Principal Amount (000s)

Repurchase Agreements—2.6%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $1,992; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $2,034 including accrued interest (cost—$1,992)	$1,992	1,992

Total Investments (cost—$62,410) (a)—100.9%		76,032

Liabilities in excess of other assets—(0.9)%		(691)

Net Assets—100.0%		$75,341

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $25,677, representing 34.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair Valued—Security with a value of $303, representing 0.4% of net assets.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

RCM Global Small-Cap Fund

The industry classication of portfolio holdings and liabilites in excess of other assets shown as a percentage of net assets as of Septemeber 30, 2012 were as follows:

Machinery	7.2%
Specialty Retail	7.1%
Software	5.5%
Health Care Equipment & Supplies	5.0%
Health Care Providers & Services	4.5%
Commercial Banks	4.5%
Chemicals	4.5%
Energy Equipment & Services	4.1%
Hotels, Restaurants & Leisure	2.9%
Electrical Equipment	2.9%
Oil, Gas & Consumable Fuels	2.8%
Biotechnology	2.8%
Repurchase Agreements	2.6%
Media	2.5%
Internet Software & Services	2.5%
Semiconductors & Semiconductor Equipment	2.5%
Real Estate Management & Development	2.3%
IT Services	2.3%
Commercial Services & Supplies	2.3%
Pharmaceuticals	2.2%
Construction & Engineering	1.9%
Road & Rail	1.9%
Containers & Packaging	1.7%
Building Products	1.6%
Thrifts & Mortgage Finance	1.5%
Professional Services	1.4%
Textiles, Apparel & Luxury Goods	1.3%
Consumer Finance	1.3%
Diversified Telecommunication Services	1.2%
Household Durables	1.1%
Electronic Equipment, Instruments & Components	1.1%
Insurance	0.9%
Leisure Equipment & Products	0.9%
Personal Products	0.9%
Food Products	0.9%
Communications Equipment	0.8%
Aerospace & Defense	0.8%
Capital Markets	0.7%
Distributors	0.7%
Food & Staples Retailing	0.6%
Real Estate Investment Trust	0.6%
Industrial Conglomerates	0.5%
Metals & Mining	0.5%
Auto Components	0.5%
Air Freight & Logistics	0.5%
Diversified Financial Services	0.5%
Internet & Catalog Retail	0.5%
Construction Materials	0.4%
Transportation Infrastructure	0.4%
Trading Companies & Distributors	0.3%
Liabilities in excess of other assets	(0.9)%

100.0%

Schedule of Investments

RCM Large-Cap Growth

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—98.2%

Aerospace & Defense—4.5%
Precision Castparts Corp.	35,265	$5,760
United Technologies Corp.	113,711	8,903

		14,663

Auto Components—1.2%
BorgWarner, Inc. (a)	59,210	4,092

Beverages—3.9%
Coca-Cola Co.	335,730	12,734

Biotechnology—3.3%
Biogen Idec, Inc. (a)	30,905	4,612
Celgene Corp. (a)	79,800	6,097

		10,709

Chemicals—2.1%
Monsanto Co.	75,300	6,854

Commercial Banks—1.8%
Wells Fargo & Co.	171,902	5,936

Communications Equipment—3.2%
F5 Networks, Inc. (a)	32,375	3,390
QUALCOMM, Inc.	116,836	7,301

		10,691

Computers & Peripherals—11.4%
Apple, Inc.	47,360	31,601
EMC Corp. (a)	219,578	5,988

		37,589

Electrical Equipment—1.1%
Rockwell Automation, Inc.	53,565	3,725

Energy Equipment & Services—3.1%
Cameron International Corp. (a)	63,506	3,561
National-Oilwell Varco, Inc.	42,755	3,425
Schlumberger Ltd.	45,762	3,310

		10,296

Financial Services—2.8%
Visa, Inc., Class A	69,168	9,288

Food & Staples Retailing—3.6%
Costco Wholesale Corp.	62,815	6,290
Walgreen Co.	148,359	5,406

		11,696

Food Products—3.8%
Hershey Co.	89,665	6,356
Mead Johnson Nutrition Co., Class A	85,095	6,236

		12,592

Health Care Equipment & Supplies—2.8%
Edwards Lifesciences Corp. (a)	53,635	5,759

	Shares	Value* (000s)

St. Jude Medical, Inc.	84,350	$3,553

		9,312

Health Care Providers & Services—2.5%
Cardinal Health, Inc.	102,982	4,013
UnitedHealth Group, Inc.	73,580	4,077

		8,090

Hotels, Restaurants & Leisure—3.2%
McDonald’s Corp.	76,845	7,051
Starbucks Corp.	68,238	3,463

		10,514

Household Products—0.6%
Procter & Gamble Co.	29,785	2,066

Industrial Conglomerates—1.8%
Danaher Corp.	105,597	5,823

Internet Software & Services—4.9%
Facebook, Inc., Class A (a)	180,960	3,918
Google, Inc., Class A (a)	15,961	12,042

		15,960

IT Services—2.5%
Accenture PLC, Class A	116,036	8,126

Machinery—1.0%
Deere & Co.	41,385	3,414

Media—1.9%
Time Warner, Inc.	134,893	6,115

Multiline Retail—3.1%
Dollar Tree, Inc. (a)	128,495	6,203
Target Corp.	62,530	3,969

		10,172

Oil, Gas & Consumable Fuels—2.0%
Occidental Petroleum Corp.	37,806	3,253
Pioneer Natural Resources Co.	33,110	3,457

		6,710

Personal Products—0.5%
Estee Lauder Cos., Inc., Class A	27,605	1,699

Pharmaceuticals—5.5%
Allergan, Inc.	105,197	9,634
Johnson & Johnson	122,705	8,456

		18,090

Road & Rail—2.5%
Union Pacific Corp.	70,124	8,324

Semiconductors & Semiconductor Equipment—4.3%
Intel Corp.	269,325	6,108
Microchip Technology, Inc.	152,608	4,997
Texas Instruments, Inc.	115,750	3,189

		14,294

Schedule of Investments

RCM Large-Cap Growth

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Software—7.8%
Microsoft Corp.	580,372	$17,284
Oracle Corp.	150,538	4,740
Salesforce.com, Inc. (a)	23,165	3,537

		25,561

Specialty Retail—1.4%
Autozone, Inc. (a)	12,725	4,704

Textiles, Apparel & Luxury Goods—2.1%
Coach, Inc.	53,585	3,002
Nike, Inc., Class B	39,550	3,754

		6,756

Tobacco—2.0%
Philip Morris International, Inc.	72,567	6,526

Total Common Stock (cost—$267,982)		323,121

	Principal Amount (000s)

Repurchase Agreements—1.5%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $4,773; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $4,870 including accrued interest (cost—$4,773)	$4,773	4,773

Total Investments (cost—$272,755)—99.7%		327,894

Other assets less liabilities—0.3%		1,006

Net Assets—100.0%		$328,900

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

RCM Mid-Cap

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—99.7%

Aerospace & Defense—1.3%
BE Aerospace, Inc. (a)	101,855	$4,288

Auto Components—1.8%
BorgWarner, Inc. (a)	86,160	5,955

Automobiles—1.5%
Harley-Davidson, Inc.	113,810	4,822

Beverages—0.9%
Coca-Cola Enterprises, Inc.	99,190	3,102

Biotechnology—3.2%
Cepheid, Inc. (a)	84,375	2,912
Halozyme Therapeutics, Inc. (a)	328,728	2,485
Ironwood Pharmaceuticals, Inc. (a)	140,520	1,796
Medivation, Inc. (a)	45,460	2,562
Vertex Pharmaceuticals, Inc. (a)	15,125	846

		10,601

Building Products—1.6%
Fortune Brands Home & Security, Inc. (a)	197,135	5,325

Capital Markets—2.1%
KKR & Co. L.P.	239,320	3,616
SEI Investments Co.	159,770	3,427

		7,043

Chemicals—3.4%
Airgas, Inc.	38,125	3,138
PPG Industries, Inc.	14,895	1,710
Sherwin-Williams Co.	16,730	2,491
Valspar Corp.	70,710	3,967

		11,306

Commercial Banks—3.7%
Fifth Third Bancorp	194,950	3,024
SunTrust Banks, Inc.	123,420	3,489
Zions Bancorporation	267,355	5,522

		12,035

Commercial Services & Supplies—1.4%
Republic Services, Inc.	99,370	2,734
Stericycle, Inc. (a)	19,875	1,799

		4,533

Communications Equipment—0.5%
F5 Networks, Inc. (a)	14,410	1,509

Computers & Peripherals—2.4%
NetApp, Inc. (a)	104,710	3,443
Western Digital Corp.	115,330	4,467

		7,910

	Shares	Value* (000s)

Construction & Engineering—1.5%
KBR, Inc.	170,030	$5,070

Electrical Equipment—4.7%
AMETEK, Inc.	232,990	8,259
Rockwell Automation, Inc.	54,190	3,769
Roper Industries, Inc.	32,185	3,537

		15,565

Electronic Equipment, Instruments & Components—0.4%
Jabil Circuit, Inc.	66,650	1,248

Energy Equipment & Services—3.0%
Cameron International Corp. (a)	99,450	5,576
Halliburton Co.	36,025	1,214
Rowan Cos. PLC, Class A (a)	90,715	3,063

		9,853

Food & Staples Retailing—2.5%
Whole Foods Market, Inc.	82,980	8,082

Food Products—4.2%
Hershey Co.	108,970	7,725
Mead Johnson Nutrition Co., Class A	83,325	6,106

		13,831

Health Care Equipment & Supplies—3.6%
Cooper Cos., Inc.	73,795	6,971
Edwards Lifesciences Corp. (a)	21,850	2,346
Sirona Dental Systems, Inc. (a)	43,735	2,491

		11,808

Health Care Providers & Services—4.6%
Catamaran Corp. (a)	62,860	6,159
DaVita, Inc. (a)	64,800	6,714
Henry Schein, Inc. (a)	26,685	2,115

		14,988

Health Care Technology—1.3%
Cerner Corp. (a)	56,160	4,347

Hotels, Restaurants & Leisure—2.0%
Dunkin’ Brands Group, Inc.	111,815	3,264
Starwood Hotels & Resorts Worldwide, Inc.	58,005	3,362

		6,626

Insurance—2.1%
Arch Capital Group Ltd. (a)	86,020	3,585
Brown & Brown, Inc.	121,985	3,180

		6,765

Internet Software & Services—1.6%
Akamai Technologies, Inc. (a)	137,040	5,243

Leisure Equipment & Products—0.7%
Mattel, Inc.	63,240	2,244

Schedule of Investments

RCM Mid-Cap

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Life Sciences Tools & Services—2.0%
Agilent Technologies, Inc.	174,500	$6,710

Machinery—1.7%
Colfax Corp. (a)	106,665	3,912
Eaton Corp.	32,890	1,554

		5,466

Media—7.9%
CBS Corp., Class B	123,130	4,473
Charter Communications, Inc. (a)	60,025	4,506
Interpublic Group of Cos., Inc.	381,055	4,237
McGraw-Hill Cos., Inc.	129,045	7,045
Scripps Networks Interactive, Inc., Class A	90,755	5,557

		25,818

Metals & Mining—1.5%
Carpenter Technology Corp.	91,440	4,784

Multiline Retail—2.0%
Dollar Tree, Inc. (a)	137,460	6,636

Oil, Gas & Consumable Fuels—3.7%
Cabot Oil & Gas Corp.	30,565	1,372
Cobalt International Energy, Inc. (a)	136,590	3,042
Energy XXI Bermuda Ltd.	50,120	1,752
Pioneer Natural Resources Co.	42,755	4,464
Plains Exploration & Production Co. (a)	38,125	1,428

		12,058

Paper & Forest Products—0.5%
Louisiana-Pacific Corp. (a)	134,185	1,677

Pharmaceuticals—0.7%
Perrigo Co.	19,000	2,207

Professional Services—3.4%
IHS, Inc., Class A (a)	47,560	4,630
Nielsen Holdings NV (a)	129,020	3,868
Verisk Analytics, Inc., Class A (a)	56,755	2,702

		11,200

Real Estate Management & Development—0.7%
CBRE Group, Inc., Class A (a)	127,845	2,354

Road & Rail—0.5%
Genesee & Wyoming, Inc., Class A (a)	22,630	1,513

Semiconductors & Semiconductor Equipment—5.1%
Analog Devices, Inc.	50,175	1,967
Avago Technologies Ltd.	115,805	4,038
Maxim Integrated Products, Inc.	108,880	2,898

	Shares	Value* (000s)

Microchip Technology, Inc.	138,700	$4,541
NXP Semiconductor NV (a)	134,400	3,361

		16,805

Software—5.0%
Citrix Systems, Inc. (a)	60,465	4,630
Fortinet, Inc. (a)	72,285	1,745
QLIK Technologies, Inc. (a)	52,145	1,168
Symantec Corp. (a)	110,585	1,990
TIBCO Software, Inc. (a)	179,380	5,423
Ultimate Software Group, Inc. (a)	13,160	1,344

		16,300

Specialty Retail—5.4%
Dick’s Sporting Goods, Inc.	120,585	6,252
Tractor Supply Co.	71,505	7,071
Ulta Salon Cosmetics & Fragrance, Inc.	44,335	4,270

		17,593

Textiles, Apparel & Luxury Goods—2.5%
Lululemon Athletica, Inc. (a)	23,075	1,706
V.F. Corp.	41,860	6,671

		8,377

Trading Companies & Distributors—1.1%
Beacon Roofing Supply, Inc. (a)	125,450	3,575

Total Common Stock (cost—$308,085)		327,172

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $2,222; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $2,268 including accrued interest (cost—$2,222)	$2,222	2,222

Total Investments (cost—$310,307)—100.3%		329,394

Liabilities in excess of other assets—(0.3)%		(1,105)

Net Assets—100.0%		$328,289

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

RCM Technology

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—94.3%

Automobiles—1.3%
Tesla Motors, Inc. (c)	438,445	$12,838

Chemicals—2.0%
Monsanto Co.	221,410	20,153
Wacker Chemie AG	100	6

		20,159

Communications Equipment—10.2%
Aruba Networks, Inc. (c)	90,440	2,034
Ciena Corp. (c)	100	1
Cisco Systems, Inc.	3,178,150	60,671
F5 Networks, Inc. (c)	49,655	5,199
JDS Uniphase Corp. (c)	100	1
Juniper Networks, Inc. (c)	168,890	2,890
Motorola Solutions, Inc.	155,658	7,868
Polycom, Inc. (c)	100	1
QUALCOMM, Inc.	377,735	23,605
Telefonaktiebolaget LM Ericsson ADR	100	1

		102,271

Computers & Peripherals—18.5%
Apple, Inc. (b)	123,490	82,400
Catcher Technology Co., Ltd.	613,000	2,872
Dell, Inc.	100	1
EMC Corp. (b)(c)	1,243,365	33,906
Fusion-io, Inc. (c)	1,116,977	33,811
SanDisk Corp. (c)	480,305	20,860
Seagate Technology PLC	202,305	6,271
Western Digital Corp.	135,760	5,258

		185,379

Construction & Engineering—2.1%
Quanta Services, Inc. (c)	837,945	20,697

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	21,500	980

Electrical Equipment—0.0%
EnerSys (c)	100	3

Electronic Equipment, Instruments & Components—4.0%
E Ink Holdings, Inc.	4,199,000	4,558
Hitachi Ltd.	1,734,000	9,629
LG Display Co., Ltd. (c)	464,010	11,742
LG Innotek Co., Ltd. (c)	1,000	72
Samsung Electro-Mechanics Co., Ltd.	170	15
TPK Holding Co., Ltd.	1,062,000	13,881

		39,897

Financial Services—4.2%
MasterCard, Inc., Class A	5,635	2,544

	Shares	Value* (000s)

Visa, Inc., Class A (b)	296,480	$39,811

		42,355

Health Care Technology—0.7%
athenahealth, Inc. (c)	45,900	4,212
Cerner Corp. (c)	31,000	2,400

		6,612

Hotels, Restaurants & Leisure—0.1%
Ctrip.com International Ltd. ADR (c)	32,715	552

Household Durables—0.1%
Garmin Ltd.	22,540	941

Internet & Catalog Retail—5.1%
Amazon.com, Inc. (b)(c)	154,355	39,256
Groupon, Inc. (c)(e)	100	—
NetFlix, Inc. (c)	28,900	1,573
Priceline.com, Inc. (c)	15,485	9,581

		50,410

Internet Software & Services—18.3%
Akamai Technologies, Inc. (c)	144,165	5,516
Baidu, Inc. ADR (c)	100	12
Bazaarvoice, Inc. (c)	63,835	967
Cornerstone OnDemand, Inc. (c)	1,000	31
eBay, Inc. (c)	587,700	28,451
ExactTarget, Inc. (c)	40,500	981
Facebook, Inc., Class A (c)	1,174,050	25,418
Google, Inc., Class A (b)(c)	114,665	86,515
LinkedIn Corp., Class A (c)	66,075	7,955
Mail.ru Group Ltd. GDR	100	3
Netease, Inc. ADR (c)	180,875	10,154
Phoenix New Media Ltd. ADR (c)	232,200	794
Rackspace Hosting, Inc. (c)	62,190	4,110
Renren, Inc. ADR (c)	3,417	14
Yahoo!, Inc. (c)	100	2
Yandex NV (c)(e)	10	—
Yelp, Inc. (c)(d)	453,570	12,269

		183,192

IT Services—2.2%
Cognizant Technology Solutions Corp., Class A (c)	180,425	12,615
Fidelity National Information Services, Inc.	58,900	1,839
Fiserv, Inc. (c)	27,400	2,029
International Business Machines Corp.	27,945	5,797
Tata Consultancy Services Ltd.	1,000	24

		22,304

Media—1.3%
Comcast Corp., Class A	366,365	13,105

Schedule of Investments

RCM Technology

September 30, 2012 (unaudited) (continued)

	Shares	Value* (000s)

Real Estate Investment Trust—0.0%
American Tower Corp.	290	$21

Semiconductors & Semiconductor Equipment—6.5%
Advanced Micro Devices, Inc. (c)(e)	100	—
Aixtron SE	1,000	13
Analog Devices, Inc. (b)	49,670	1,947
Atmel Corp. (c)	100	1
Avago Technologies Ltd.	194,340	6,776
Broadcom Corp., Class A (c)	127,350	4,404
Cypress Semiconductor Corp. (c)	100	1
Epistar Corp.	4,000	8
First Solar, Inc. (c)	1,500	33
Intel Corp.	668,710	15,166
KLA-Tencor Corp.	100	5
Marvell Technology Group Ltd.	100	1
Microchip Technology, Inc.	60,320	1,975
NXP Semiconductor NV (c)	100	2
ON Semiconductor Corp. (c)	100	1
Samsung Electronics Co., Ltd.	22,120	26,657
SK Hynix, Inc. (c)	100	2
Skyworks Solutions, Inc. (c)	322,380	7,597
SMA Solar Technology AG	700	24
Taiwan Semiconductor Manufacturing Co., Ltd.	41,300	127
Texas Instruments, Inc.	100	3
Veeco Instruments, Inc. (c)	100	3

		64,746

Software—17.6%
Activision Blizzard, Inc. (b)	648,900	7,320
Aspen Technology, Inc. (c)	920,780	23,802
Autodesk, Inc. (c)	26,670	890
Citrix Systems, Inc. (c)	100	8
Fortinet, Inc. (c)	138,730	3,349
Intuit, Inc. (b)	169,377	9,973
Microsoft Corp.	987,095	29,396
NetSuite, Inc. (c)	71,610	4,569
Nuance Communications, Inc. (c)	179,600	4,470
Oracle Corp. (b)	803,940	25,316
Salesforce.com, Inc. (c)	292,740	44,698
TIBCO Software, Inc. (b)(c)	747,810	22,606

		176,397

Total Common Stock (cost—$728,513)		942,859

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE / Xinhua A50 China Index	1,000	1
iShares MSCI Emerging Markets Index	100	4

		Value* (000s)

Total Exchange-Traded Funds (cost—$6)		$5

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $12,045; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $12,290 including accrued interest (cost—$12,045)	$12,045	12,045

	Contracts

OPTIONS PURCHASED (c)—1.0%

Call Options—1.0%
Apple, Inc. (CBOE),
strike price $700, expires 2/16/13	730	2,774
Microsoft Corp. (CBOE),
strike price $30, expires 1/19/13	10,000	1,200
SINA Corp. (CBOE),
strike price $60, expires 1/18/14	3,240	5,881
Yahoo!, Inc. (CBOE),
strike price $17.50, expires 1/19/13	7,000	273

Total Options Purchased (cost—$13,236)		10,128

Total Investments, before options written and securities sold short (cost—$753,800)—96.5%		965,037

OPTIONS WRITTEN (c)—(0.8)%

Call Options—(0.2)%
Activision Blizzard, Inc. (CBOE),
strike price $12, expires 11/17/12	2,889	(75)
strike price $13, expires 11/17/12	3,600	(40)
Amazon.com, Inc. (CBOE),
strike price $210, expires 10/20/12	240	(1,079)
Cognizant Technology Solutions Corp. (CBOE),
strike price $72.50, expires 10/20/12	600	(39)
strike price $75, expires 10/20/12	633	(16)

Schedule of Investments

RCM Technology

September 30, 2012 (unaudited) (continued)

	Contracts	Value* (000s)
Netflix, Inc. (CBOE),
strike price $65, expires 12/22/12	289	$(78)
Yahoo!, Inc. (CBOE),
strike price $20, expires 1/19/13	17,000	(170)

		(1,497)

Put Options—(0.6)%
Akamai Technologies, Inc. (CBOE),
strike price $25, expires 11/17/12	1,000	(8)
Apple, Inc. (CBOE),
strike price $650, expires 2/16/13	730	(3,200)
Microsoft Corp. (CBOE),
strike price $22.50, expires 1/19/13	19,000	(247)
strike price $25, expires 1/19/13	3,000	(78)
strike price $27, expires 1/19/13	5,270	(285)
QUALCOMM, Inc. (CBOE),
strike price $52.50, expires 10/20/12	1,940	(4)
Salesforce.com, Inc. (CBOE),
strike price $100, expires 1/19/13	1,300	(187)
SINA Corp. (CBOE),
strike price $40, expires 1/18/14	1,560	(764)
strike price $45, expires 1/18/14	1,680	(1,105)
Yahoo!, Inc. (CBOE),
strike price $10, expires 1/19/13	18,076	(99)
strike price $12.50, expires 1/19/13	10,000	(140)

		(6,117)

Total Options Written (premiums received—$20,933)		(7,614)

	Shares

SECURITIES SOLD SHORT—(5.7)%

Communications Equipment—(0.0)%
Nokia Oyj ADR	9,770	(25)

Electrical Equipment—(0.0)%
Nidec Corp.	1,000	(73)

Internet Software & Services—(1.1)%
SINA Corp. (c)	90,035	(5,824)
Tencent Holdings Ltd.	153,900	(5,226)

		(11,050)

Semiconductors & Semiconductor Equipment—(1.0)%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	633,660	(10,025)

Software—(3.6)%
Informatica Corp. (c)	433,550	(15,092)

	Shares	Value* (000s)
QLIK Technologies, Inc. (c)	8,295	$(186)
VMware, Inc., Class A (c)	218,035	(21,092)

		(36,370)

Total Securities Sold Short (proceeds received—$54,737)		(57,543)

Total Investments, net of options written and securities sold short (cost—$678,130) (a)—90.0%		899,880

Other assets less other liabilities—10.0%		100,169

Net Assets—100.0%		$1,000,049

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities (net of securities sold short) with a net value of $64,334, representing 6.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and securities sold short.
(c)	Non-income producing.
(d)	Affiliated security.
(e)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Other Investments:

RCM Technology

Transactions in options written for the three months ended September 30, 2012 (amounts in thousands for premiums):

	Contracts	Premiums
Options outstanding, June 30, 2012	125,177	$26,161
Options written	1,019	3,497
Options terminated in closing transactions	(11,985)	(4,257)
Options exercised	(4,588)	(1,088)
Options expired	(20,816)	(3,380)

Options outstanding, September 30, 2012	88,807	$20,933

Schedule of Investments

RCM Wellness

September 30, 2012 (unaudited)

	Shares	Value* (000s)

COMMON STOCK—95.4%

Biotechnology—11.4%
Achillion Pharmaceuticals, Inc. (c)	44,540	$464
Actelion Ltd. (c)	44,335	2,222
Alnylam Pharmaceuticals, Inc. (c)	30,595	575
Biogen Idec, Inc. (c)	8,815	1,315
Celgene Corp. (c)	76,170	5,819
Cepheid, Inc. (c)	30,560	1,055
Genomic Health, Inc. (c)	21,635	751
Halozyme Therapeutics, Inc. (c)	75,090	568
Idenix Pharmaceuticals, Inc. (c)	62,435	285
Medivation, Inc. (c)	12,770	720
Onyx Pharmaceuticals, Inc. (c)	8,725	737
PolyMedix, Inc. (c)	870,000	232
Protalix BioTherapeutics, Inc. (c)	110,615	573

		15,316

Commercial Services & Supplies—2.4%
Stericycle, Inc. (c)	35,195	3,186

Food & Staples Retailing—5.9%
CVS Caremark Corp.	56,740	2,747
United Natural Foods, Inc. (c)	42,000	2,455
Whole Foods Market, Inc.	27,225	2,652

		7,854

Food Products—2.6%
Hain Celestial Group, Inc. (c)	44,435	2,800
SunOpta, Inc. (c)	117,230	749

		3,549

Health Care Equipment & Supplies—17.3%
Cie Generale d’Optique Essilor International S.A.	15,010	1,405
Cooper Cos., Inc.	43,120	4,073
Covidien PLC	42,625	2,533
Edwards Lifesciences Corp. (c)	37,295	4,004
HeartWare International, Inc. (c)	12,600	1,190
Hologic, Inc. (c)	128,145	2,594
Novadaq Technologies, Inc. (c)	45,750	473
Sirona Dental Systems, Inc. (c)	35,825	2,041
St. Jude Medical, Inc.	82,950	3,495
Zimmer Holdings, Inc.	19,835	1,341

		23,149

Health Care Providers & Services—16.4%
Acadia Healthcare Co., Inc. (c)	69,000	1,646
Catamaran Corp. (c)	21,245	2,081
DaVita, Inc. (c)	39,895	4,134
Express Scripts Holding Co. (c)	47,550	2,980
Fresenius SE & Co. KGaA	42,545	4,940
HMS Holdings Corp. (c)	51,250	1,713
IPC The Hospitalist Co., Inc. (c)	28,420	1,299

	Shares	Value* (000s)

UnitedHealth Group, Inc.	24,095	$1,335
WellCare Health Plans, Inc. (c)	32,365	1,830

		21,958

Health Care Technology—2.4%
Cerner Corp. (c)	40,830	3,161

Life Sciences Tools & Services—2.9%
Agilent Technologies, Inc.	72,275	2,779
Illumina, Inc. (c)	23,430	1,129

		3,908

Pharmaceuticals—26.5%
Allergan, Inc.	65,685	6,015
Merck & Co., Inc.	100,355	4,526
Merck KGaA	12,015	1,483
Novo Nordisk A/S, Class B	28,177	4,434
Perrigo Co.	25,815	2,999
Pfizer, Inc.	341,230	8,480
Shire PLC	90,560	2,671
UCB S.A.	56,399	3,104
Watson Pharmaceuticals, Inc. (c)	22,015	1,875

		35,587

Professional Services—1.0%
Advisory Board Co. (c)	28,525	1,364

Specialty Retail—4.4%
Dick’s Sporting Goods, Inc.	53,730	2,786
Fielmann AG	14,460	1,342
Vitamin Shoppe, Inc. (c)	30,415	1,774

		5,902

Textiles, Apparel & Luxury Goods—2.2%
Adidas AG	16,795	1,378
Lululemon Athletica, Inc. (c)	22,170	1,639

		3,017

Total Common Stock (cost—$104,967)		127,951

	Units

WARRANTS—0.5%

Biotechnology—0.0%
PolyMedix, Inc., expires 4/11/16 (b)(c)	435,000	1

Pharmaceuticals—0.5%
Sunesis Pharmaceuticals, Inc., expires 10/6/15 (b)(c)	180,767	677

Total Warrants (cost—$226)		678

Schedule of Investments

RCM Wellness

September 30, 2012 (unaudited) (continued)

	Principal Amount (000s)	Value* (000s)

Repurchase Agreements—4.1%
State Street Bank & Trust Co., dated 9/28/12, 0.01%, due 10/1/12, proceeds $5,471; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $5,585 including accrued interest (cost—$5,471)	$5,471	$5,471

Total Investments (cost—$110,664) (a)—100.0%		134,100

Liabilities in excess of other assets—(0.0)%		(45)

Net Assets—100.0%		$134,055

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $22,979, representing 17.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $678, representing 0.5% of net assets.
(c)	Non-income producing.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap Securities may also be calculated using the NASDAQ Official Closing price instead of the last reported sales price. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted methods for valuing portfolio securities in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (“the Investment Manager”) and the Funds’ sub-advisers; Allianz Global Investors Capital LLC, NFJ Investment Group LLC and RCM Capital Management LLC, each an affiliate of the Investment Manager (collectively the “Sub-Advisers”). The Funds’ Valuation Committee was established to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Advisers monitor the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61” day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The NAV of each share of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at September 30, 2012 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments for more detailed information on Investments in Securities)(amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/12
AGIC Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$20,434	—	—	$20,434
Colombia	2,481	—	—	2,481
India	1,136	$6,175	—	7,311
Korea (Republic of)	1,007	28,802	—	29,809
Mexico	7,196	—	—	7,196
Russian Federation	8,130	1,279	$1,362	10,771
South Africa	522	7,543	—	8,065
All Other	—	68,611	—	68,611
Preferred Stock:
Brazil	1,571	—	—	1,571
Russian Federation	—	—	1,122	1,122
Warrants	15	—	—	15

Total Investments	$42,492	$112,410	$2,484	$157,386

AGIC Income & Growth:
Investments in Securities—Assets
Common Stock	$367,441	—	—	$367,441
Corporate Bonds & Notes	—	$342,172	—	342,172
Convertible Bonds	—	299,753	—	299,753
Convertible Preferred Stock:
Diversified Financial Services	2,830	3,603	—	6,433
Financial Services	4,649	2,804	—	7,453
Oil & Gas	2,633	405	—	3,038
Road/Rail	—	2,870	—	2,870
All Other	26,972	—	—	26,972
Repurchase Agreements	—	19,440	—	19,440

Total Investments in Securities—Assets	$404,525	$671,047	—	$1,075,572

Investments in Securities—Liabilities
Options Written, at value:
Market Price	$(445)	—	—	$(445)

Total Investments	$404,080	$671,047	—	$1,075,127

AGIC International Managed Volatility:
Investments in Securities—Assets
Common Stock:
United Kingdom	$277	$9,339	—	$9,616
All Other	—	54,231	—	54,231

Total Investments	$277	$63,570	—	$63,847

AGIC Opportunity:
Investments in Securities—Assets
Common Stock	$160,998	—	—	$160,998
Repurchase Agreements	—	$2,481	—	2,481

Total Investments	$160,998	$2,481	—	$163,479

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/12
AGIC U.S. Managed Volatility:
Investments in Securities—Assets
Common Stock	$21,846	—	—		$21,846
Repurchase Agreements	—	$3,622	—		3,622

Total Investments	$21,846	$3,622	—		$25,468

NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock:
Oil, Gas & Consumable Fuels	$2,894	—	—	(a)	$2,894
All Other	20,915	—	—		20,915
Preferred Stock	—	—	—	(a)	—	(a)
Repurchase Agreements	—	$170	—		170

Total Investments	$23,809	$170	—	(a)	$23,979

(a) Securities are fair-valued at $0.

NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$7,984,969	—	—		$7,984,969
Mutual Funds	25,000	—	—		25,000
Repurchase Agreements	—	$239,302	—		239,302

Total Investments	$8,009,969	$239,302	—		$8,249,271

NFJ International Value:
Investments in Securities—Assets
Common Stock:
China	$21,861	$48,245	—		$70,106
Denmark	—	50,328	—		50,328
France	39,531	79,470	—		119,001
Germany	—	106,531	—		106,531
Hong Kong	—	24,357	—		24,357
Israel	58,404	25,475	—		83,879
Japan	147,279	258,889	—		406,168
Netherlands	—	46,976	—		46,976
Norway	47,227	22,933	—		70,160
United Kingdom	354,064	118,232	—		472,296
All Other	1,029,873	—	—		1,029,873
Repurchase Agreements	—	65,724	—		65,724

Total Investments	$1,698,239	$847,160	—		$2,545,399

NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$659,633	—	—		$659,633
Repurchase Agreements	—	$1,040	—		1,040

Total Investments	$659,633	$1,040	—		$660,673

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/12
NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$679,705	—	—	$679,705
Repurchase Agreements	—	$21,166	—	21,166

Total Investments	$679,705	$21,166	—	$700,871

NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$6,617,124	—	—	$6,617,124
Mutual Funds	92,813	—	—	92,813
Repurchase Agreements	—	$315,391	—	315,391

Total Investments	$6,709,937	$315,391	—	$7,025,328

RCM Focused Growth:
Investments in Securities—Assets
Common Stock	$610,895	—	—	$610,895
Repurchase Agreements	—	$10,545	—	10,545

Total Investments	$610,895	$10,545	—	$621,440

RCM Global Commodity Equity:
Investments in Securities—Assets
Common Stock:
Australia	—	$406	—	$406
Austria	—	742	—	742
China	—	995	—	995
France	—	1,547	—	1,547
Germany	—	498	—	498
Italy	—	207	—	207
Japan	—	1,384	—	1,384
Norway	—	1,917	—	1,917
Russian Federation	—	443	—	443
Singapore	—	1,102	—	1,102
United Kingdom	—	3,178	—	3,178
All Other	$29,808	—	—	29,808
Repurchase Agreements	—	408	—	408

Total Investments in Securities—Assets	$29,808	$12,827	—	$42,635

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/12
RCM Global Small-Cap Fund:
Investments in Securities—Assets
Common Stock:
Austria	—	$866	—	$866
China	—	848	—	848
Denmark	—	926	—	926
France	—	656	—	656
Germany	—	2,576	—	2,576
Hong Kong	$172	756	—	928
Indonesia	—	1,145	—	1,145
Ireland	354	507	—	861
Italy	—	359	—	359
Japan	—	6,694	—	6,694
Korea (Republic of)	—	778	—	778
Malaysia	—	191	—	191
Netherlands	—	1,111	—	1,111
Norway	—	1,612	—	1,612
Philippines	—	557	—	557
Spain	—	163	—	163
Sweden	—	2,267	—	2,267
Switzerland	1,118	540	—	1,658
Thailand	—	—	$303	303
United Kingdom	—	3,125	—	3,125
All Other	46,416	—	—	46,416
Repurchase Agreements	—	1,992	—	1,992

Total Investments in Securities—Assets	$48,060	$27,669	$303	$76,032

RCM Large-Cap Growth:
Investments in Securities—Assets
Common Stock	$323,121	—	—	$323,121
Repurchase Agreements	—	$4,773	—	4,773

Total Investments	$323,121	$4,773	—	$327,894

RCM Mid-Cap:
Investments in Securities—Assets
Common Stock	$327,172	—	—	$327,172
Repurchase Agreements	—	$2,222	—	2,222

Total Investments	$327,172	$2,222	—	$329,394

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/12
RCM Technology:
Investments in Securities—Assets
Common Stock:
Chemicals	$20,153	$6	—	$20,159
Computers & Peripherals	182,507	2,872	—	185,379
Electronic Equipment, Instruments & Components	—	39,897	—	39,897
Internet Software & Services	183,189	3	—	183,192
IT Services	22,280	24	—	22,304
Semiconductors & Semiconductor Equipment	37,915	26,831	—	64,746
All Other	427,182	—	—	427,182
Exchange-Traded Funds	5	—	—	5
Repurchase Agreements	—	12,045	—	12,045
Options Purchased:
Market Price	10,128	—	—	10,128

Total Investments in Securities—Assets	$883,359	$81,678	—	$965,037

Investments in Securities—Liabilities
Options Written, at value:
Market Price	$(7,614)	—	—	$(7,614)
Securities Sold Short, at value:
Electrical Equipment	—	$(73)	—	(73)
Internet Software & Services	(5,824)	(5,226)	—	(11,050)
All Other	(46,420)	—	—	(46,420)

Total Investments in Securities—Liabilities	$(59,858)	$(5,299)	—	$(65,157)

Total Investments	$823,501	$76,379	—	$899,880

RCM Wellness:
Investments in Securities—Assets
Common Stock:
Biotechnology	$13,094	$2,222	—	$15,316
Health Care Equipment & Supplies	21,744	1,405	—	23,149
Health Care Providers & Services	17,018	4,940	—	21,958
Pharmaceuticals	23,895	11,692	—	35,587
Specialty Retail	4,560	1,342	—	5,902
Textiles, Apparel & Luxury Goods	1,639	1,378	—	3,017
All Other	23,022	—	—	23,022
Warrants	—	—	$678	678
Repurchase Agreements	—	5,471	—	5,471

Total Investments	$104,972	$28,450	$678	$134,100

At September 30, 2012, a security valued at $522,072 was transferred from Level 2 to Level 1 in AGIC Emerging Markets Opportunities due to the unavailability of a value utilizing modeling tools provided by a third–party vendor.

At September 30, 2012, a security valued at $276,861 was transferred from Level 2 to Level 1 in AGIC International Managed Volatility due to the unavailability of a value utilizing modeling tools provided by a third–party vendor.

At September 30, 2012, a security valued at $343,138 was transferred from Level 2 to Level 1 in RCM Global Commodity Equity due to the unavailability of a value utilizing modeling tools provided by a third–party vendor.

At September 30, 2012, a security valued at $541,193 was transferred from Level 2 to Level 1 in RCM Global Small-Cap due to the unavailability of a value utilizing modeling tools provided by a third–party vendor.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2012, was as follows (amounts in thousands):

	Beginning Balance 6/30/12		Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/12
AGIC Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$849		$898	$(448)	—	$38	$25	—	—	$1,362
Preferred Stock:
Russian Federation	1,887		—	(961)	—	(12)	208	—	—	1,122

Total Investments	$2,736		$898	$(1,409)	—	$26	$233	—	—	$2,484

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at September 30, 2012 was $177.

NFJ All-Cap Value:
Investments in Securities—Assets
Common Stock:
Oil, Gas & Consumable Fuels	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stock	—	(a)	—	—	—	—	—	—	—	—	(a)

Total Investments	—	(a)	—	—	—	—	—	—	—	—	(a)

(a)Securities are fair-valued at $0.

RCM Global Small-Cap
Investments in Securities—Assets
Common Stock:
Thailand	—		$293	—	—	—	$10	—	—	$303

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at September 30, 2012 was $10.

RCM Wellness:
Investments in Securities—Assets
Warrants	$184		—	—	—	—	$494	—	—	$678

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at September 30, 2012 was $494.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2012:

	Ending Balance at 9/30/12		Valuation Technique Used	Unobservable Inputs	Input Values
AGIC Emerging Markets Opportunities:	(000s	)
Investments in Securities—Assets
Common Stock	$1,362		Portfolio manager recommendation	Value of foreign security on local market	RUB 0.07567-2.92
Preferred Stock	1,122		Portfolio manager recommendation	Value of foreign security on local market	RUB 0.67

Total Investments	$2,484

RUB—Russian Ruble

RCM Global Small-Cap:
Investments in Securities—Assets
Common Stock	$303		Portfolio manager recommendation	Value of foreign security on local market	THB 18.849376

THB—Thailand Baht

RCM Wellness:
Investments in Securities—Assets
Warrants	$1		Portfolio manager recommendation	Price	$3.7468
Warrants	677		Portfolio manager recommendation	Price	$0.0011

	$678

At September 30, 2012, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written and securities sold short) for federal income tax purposes were as follows (amounts in thousands):

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGIC Emerging Markets Opportunities	$139,637	$19,493	$1,744	$17,749
AGIC Income & Growth	1,143,179	15,938	83,545	(67,607)
AGIC International Managed Volatility	59,906	4,818	877	3,941
AGIC Opportunity	162,039	10,204	8,764	1,440
AGIC U.S. Managed Volatility	24,254	1,287	73	1,214
NFJ All-Cap Value	22,290	2,959	1,270	1,689
NFJ Dividend Value	7,272,899	1,175,622	199,250	976,372
NFJ International Value	2,419,414	256,988	131,003	125,985
NFJ Large-Cap Value	563,746	114,323	17,396	96,927
NFJ Mid-Cap Value	586,229	135,971	21,329	114,642
NFJ Small-Cap Value	5,541,816	1,658,882	175,370	1,483,512
RCM Focused Growth	535,384	92,288	6,232	86,056
RCM Global Commodity Equity	40,512	3,345	1,222	2,123
RCM Global Small-Cap	62,687	14,729	1,384	13,345
RCM Large-Cap Growth	273,098	60,897	6,101	54,796
RCM Mid-Cap	311,449	24,030	6,085	17,945
RCM Technology	768,838	205,779	9,580	196,199
RCM Wellness	111,334	25,097	2,231	22,866

Differences, if any, between book and tax cost basis may be attributable to wash sale loss deferrals and/or the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
President

Date: November 21, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: November 21, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 21, 2012